Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ACTS
Entity Registrant Name	ACTIONS SEMICONDUCTOR CO., LTD.
Entity Central Index Key	0001342068
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	516,000,000

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 71,336	$ 33,207
Time deposits	10,000
Marketable securities	130,721	186,890
Trading securities	76	530
Accounts receivable, net of allowance for doubtful accounts of $621 and $nil as of December 31,2011 and 2012, respectively	5,950	2,794
Amount due from a related party	340	9
Amount due from an equity method investee	79	64
Inventories	11,979	7,477
Prepaid expenses and other current assets	4,288	1,675
Income tax recoverable	189
Deferred tax assets	504	430
Total current assets	235,462	233,076
Investments in equity method investees	14,329	14,246
Other investments	16,305	17,334
Marketable securities	11,239
Rental deposits	49	49
Property, plant and equipment, net	32,321	32,939
Land use right	1,584	1,593
Acquired intangible assets, net	10,819	9,859
Deferred tax assets	80	27
TOTAL ASSETS	322,188	309,123
Current liabilities:
Accounts payable	8,073	4,374
Accrued expenses and other current liabilities	8,411	8,605
Short-term bank loans	20,500	12,000
Other liabilities	2,056	1,954
Income tax payable	49	238
Deferred tax liabilities	534	295
Total current liabilities	39,623	27,466
Other liabilities	13	458
Payable for acquisition of intangible assets	603	153
Deferred tax liabilities	3,189	2,840
Total liabilities	43,428	30,917
Commitments and contingencies (note 21)
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 408,985,092 (2011: 413,985,636) shares issued and outstanding	1	1
Additional paid-in capital	20,202	20,600
Accumulated other comprehensive income	35,751	32,589
Retained earnings	222,835	225,037
Total Actions Semiconductor Co. Ltd. shareholders' equity	278,789	278,227
Non-controlling interest	(29)	(21)
Total equity	278,760	278,206
TOTAL LIABILITIES AND EQUITY	$ 322,188	$ 309,123

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts		$ 621
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	408,985,092	413,985,636
Ordinary shares, shares outstanding	408,985,092	413,985,636

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Revenues	$ 54,329	$ 47,485	$ 37,585
Cost of revenue:
Cost of revenue	(35,107)	(28,997)	(22,927)
Gross profit	19,222	18,488	14,658
Other operating income	896	1,523	966
Operating expenses:
Research and development	(23,739)	(22,086)	(17,325)
General and administrative	(8,573)	(8,786)	(8,125)
Selling and marketing	(1,281)	(1,195)	(1,208)
Impairment on goodwill and intangible assets		(888)
Total operating expenses	(33,593)	(32,955)	(26,658)
Loss from operations	(13,475)	(12,944)	(11,034)
Other income	1,547	4,066	2,348
Dividend income from an other investment		889
Investment income from an other investment		268
Fair value change in trading securities	2	4	(2)
Gain on disposal of an other investment		195	137
Interest income	13,240	12,668	9,608
Interest expense	(250)	(144)
Other-than-temporary impairment loss on investments	(2,543)
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	(1,479)	5,002	1,057
Income tax expense	(772)	(879)	(422)
Equity in net (loss) income of equity method investees	41	(1,113)	(781)
Remeasurement gain on equity interest on acquisition of a subsidiary			494
Net income (loss)	(2,210)	3,010	348
Add: Net loss (income) attributable to non-controlling interest	8	(5)	36
Net income (loss) attributable to Actions Semiconductor Co., Ltd.	(2,202)	3,005	384
Net income (loss) per share: Basic
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (0.005)	$ 0.007	$ 0.001
Net income (loss) per share: Diluted
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (0.005)	$ 0.007	$ 0.001
Weighted-average shares outstanding used in computation:
Basic	412,706,341	418,499,545	438,401,072
Diluted	412,706,341	433,983,105	454,568,850
Third-parties [Member]
Revenues:
Revenues	52,535	41,702	30,090
Cost of revenue:
Cost of revenue	(33,914)	(25,630)	(18,602)
Third-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	52,356	41,385	29,939
Cost of revenue:
Cost of revenue	(33,814)	(25,454)	(18,521)
Third-parties [Member] | Semiconductor product testing services [Member]
Revenues:
Revenues	179	317	151
Cost of revenue:
Cost of revenue	(100)	(176)	(81)
Related-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	1,794	5,783	7,495
Cost of revenue:
Cost of revenue	$ (1,193)	$ (3,367)	$ (4,325)

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ (2,202)	$ 3,005	$ 384
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	3,162	8,169	4,350
Unrealized loss on other investments, net of tax effects of nil, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively			(169)
Total comprehensive income	960	11,174	4,565
Comprehensive (income) loss attributable to the non-controlling interests	(8)	5	(36)
Total comprehensive income attributable to Actions Semiconductor Co., Ltd.	$ 952	$ 11,179	$ 4,529

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Tax effects of unrealized loss on other investment

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Attributable to the shareholders of Actions Semiconductor Co., Ltd. [Member]	Non controlling interest [Member]
Balance at Dec. 31, 2009	$ 273,311	$ 1	$ 31,423	$ 20,239	$ 221,648	$ 273,311
Balance, shares at Dec. 31, 2009		450,563,676
Repurchase of ordinary shares	(9,019)		(9,019)			(9,019)
Repurchase of ordinary shares, shares	(24,212,718)	(24,212,718)
Share-based compensation	1,532		1,532			1,532
Exercise of share-based awards	316		316			316
Exercise of share-based awards, shares		1,354,350
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	4,350			4,350		4,350
Acquisition of a subsidiary	10						10
Unrealized loss on other other investments	(169)			(169)		(169)
Net income (loss)	348				384	384	(36)
Balance at Dec. 31, 2010	270,679	1	24,252	24,420	222,032	270,705	(26)
Balance, shares at Dec. 31, 2010		427,705,308
Repurchase of ordinary shares	(6,251)		(6,251)			(6,251)
Repurchase of ordinary shares, shares	(16,594,848)	(16,594,848)
Share-based compensation	1,928		1,928			1,928
Exercise of share-based awards	671		671			671
Exercise of share-based awards, shares	479,196	2,875,176
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	8,169			8,169		8,169
Unrealized loss on other other investments
Net income (loss)	3,010				3,005	3,005	5
Balance at Dec. 31, 2011	278,206	1	20,600	32,589	225,037	278,227	(21)
Balance, shares at Dec. 31, 2011		413,985,636
Repurchase of ordinary shares	(4,166)		(4,166)			(4,166)
Repurchase of ordinary shares, shares	(14,812,056)	(14,812,056)
Share-based compensation	1,465		1,465			1,465
Exercise of share-based awards	2,303	9,811,512	2,303			2,303
Exercise of share-based awards, shares	1,635,252
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	3,162			3,162		3,162
Unrealized loss on other other investments
Net income (loss)	(2,210)				(2,202)	(2,202)	(8)
Balance at Dec. 31, 2012	$ 278,760	$ 1	$ 20,202	$ 35,751	$ 222,835	$ 278,789	$ (29)
Balance, shares at Dec. 31, 2012		408,985,092

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (2,210)	$ 3,010	$ 348
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,290	2,109	1,929
Allowance for doubtful accounts receivable			(101)
Amortization of land use right	36	36	33
Amortization of acquired intangible assets	3,056	1,803	1,901
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	(674)	(995)	(225)
Write down of inventories	180	232	378
Loss on disposal of property, plant and equipment	5	28	42
Loss on disposal of intangible assets		4
Impairment loss recognized in respect of goodwill		468
Impairment loss recognized in respect of intangible assets		420
Remeasurement gain on equity interest on acquisition of a subsidiary			(494)
Fair value change in trading securities	(2)	(4)	2
Investment income from other investment		(268)
Gain on disposal of other investments		(195)	(137)
Share-based compensation	1,465	1,928	1,532
Deferred tax	454	428	419
Proceeds from disposal of trading securities	459		5
Share of net loss (income) of equity method investees	(41)	1,113	781
Impairment recognised in respect of other investments	2,543
Changes in operating assets and liabilities:
Accounts receivable	3,150	947	(150)
Amounts due from a related party	(331)	550	(39)
Inventories	(4,510)	(2,632)	222
Prepaid expenses and other current assets	(2,549)	1,736	(1,326)
Amount due from an equity method investee	(14)	47	410
Accounts payable	3,598	1,310	(32)
Accrued expenses and other current liabilities	(3,526)	(3,002)	(1,680)
Income tax recoverable	(189)
Income tax payable	(190)	94	14
Deposit paid for acquisition of land use right			(901)
Rental deposit (paid) received	4	(8)	(1)
Net cash provided by (used in) operating activities	(3,296)	7,265	3,230
Investing activities:
Purchase of marketable securities	(132,376)	(272,240)	(100,498)
Disposal of a subsidiary, net of cash equivalent disposed			(10,110)
Purchase of property, plant and equipment	(249)	(7,472)	(8,851)
Investment in equity method investees	(1,500)	(9,676)	(5,606)
Deposit paid for acquisition of intangible assets			(2,408)
Purchase of intangible assets	(1,081)	(2,642)	(1,762)
Acquisition of a subsidiary, net of cash and cash equivalent acquired			(937)
Investment income from an other investment		268
Purchase of an other investment		(13,727)
Proceeds from disposal of property, plant and equipment	22	34	21
Purchase of trading securities			(470)
Decrease (incresase) in time deposit	(10,000)	34	28
Proceeds from the disposal of other investments		195	1,251
Proceeds from redemption of marketable securities	178,975	278,568	77,657
Net cash (used in) provided by investing activities	33,791	(26,658)	(51,685)
Financing activities:
Receipt of amount due from a former subsidiary			11,020
Proceeds from exercise of stock options	2,289	671	316
Advance subsidy from local authorities of Zhuhai, the PRC	299	711	302
Raise of short-term bank loans	8,500	12,000
Repurchase of ordinary shares	(4,152)	(6,251)	(9,019)
Net cash provided by financing activities	6,936	7,131	2,619
Net (decrease) increase in cash and cash equivalents	37,431	(12,262)	(45,836)
Cash and cash equivalents at the beginning of the year	33,207	42,872	87,706
Effect of exchange rate changes on cash	698	2,597	1,002
Cash and cash equivalents at the end of the year	71,336	33,207	42,872
Cash paid during the period for:
Interest	(250)	(144)
Income taxes	(180)	(207)	(180)
Non-cash investing activities
Purchases of intangible assets	(2,786)	(2,353)	(536)
Purchases of property, plant and equipment	(898)	(1,702)	(2,305)
Transfer of an investment in equity method investee to other investment		$ 804

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Cayman Islands" or "the Company") is a holding company incorporated in the Cayman Islands on July 27, 2005.

At December 31, 2012 and 2011, the subsidiaries of the Company include the following:

Name of Company	Place and date of incorporation/establishment	Attributable equity interest held	Principal activities

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Mauritius")	Republic of Mauritius ("Mauritius") November 16, 2001	100%	Investment holding

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai")	PRC December 28, 2001	100%	Design and manufacture of system-on-a-chip products

Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ")	PRC March 27, 2008	100%	Design and manufacture of system-on-a-chip products

Actions Technology (HK) Company Limited ("Actions Hong Kong")	Hong Kong January 13, 1999	100%	Trading of system-on-a-chip products

Actions Microelectronics Co., Ltd.	Hong Kong August 17, 2007	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics (HK) Co., Limited	Hong Kong January 16, 2006	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen")	PRC March 14, 2006	100%	Design and manufacture of system-on-a-chip products

Actions Capital Investment Inc.	British Virgin Islands February 10, 2006	100%	Investment holding

Actions Capital Investment (Malaysia) Inc. Co., Ltd. ("Actions Malaysia ")	Republic of Malaysia January 13, 2009	100%	Inactive

Mavrix Technology, Inc. ("Mavrix")	Cayman Islands June 20, 2006	93.4%	Investment holding

Mavrix Technology (H.K.) Co., Limited ("Mavrix HK")	Hong Kong August 17, 2007	93.4%	Manufacturing and trading of system-on-a-chip products

Shanghai Mavrix Electronics, Ltd. ("Mavrix Shanghai")	PRC October 23, 2006	93.4%	Design and manufacture of system-on-a-chip products

Actions Semiconductor Cayman Islands and its subsidiaries (the "Group") are principally engaged in the design and development of System-on-a-chip ("SoC") products and total solutions for the development and manufacture of portable media players ("PMPs") and the provision of testing solutions. The Group's total solutions include SoCs, solution development kits and detailed specifications of other required components and the providers' information of those components. The Group's total solutions enable its customers to quickly introduce new portable media players, which play multimedia files by compressing to a fraction of their size using any one of a number of audio and video compression technologies, into the mainstream market worldwide.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimates, which have had an impact on the consolidated financial statements, include write down of slow moving and obsolete inventories, useful lives of property, plant and equipment and intangible assets, impairment of cost and equity method investees, impairment of long-lived assets and definite-lived intangible assets.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid interest-earning deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Time deposit

Time deposit consist of deposit placed with financial institutions with original maturity terms of greater than three months but less than one year.

Marketable securities

Marketable securities are liquid investments purchased by the Group from banks or independent financial institutions in the PRC. Those investments mainly include money market deposits and trust financial products with market based interest rates that have maturities anywhere between three to twenty-four months when purchased.

Marketable securities are classified as held to maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity securities are stated at amortized cost.

Trust financial products are investments in individual funds or in pools of funds held by financial institutions, who in turn use the funds raised to independently manage a pool of various assets of which the underlying investments are debt instruments. Such investments carry market based interest rates and have maturities anywhere between three to twenty-four months.

Trading securities

The Group's trading securities comprised investments in publicly traded mutual funds in Taiwan. The investments are reported at fair value and its unrealized gains and losses are included in earnings. Unrealized (loss) gain of $(2), $4 and $2 had been recognized for the year ended December 31, 2010, 2011 and 2012, respectively.

Research and development

Research and development costs are expensed as incurred.

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method and mainly comprise cost of materials and sub-contract service fee. Write down of potentially obsolete or slow moving inventories is recorded based on management's assumptions about future demand and market conditions.

Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for using the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of the entities, by dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Other investments

Other investments comprise investments in equity securities. Equity securities that do not have readily determinable market values are carried at cost. Fair values of equity securities carried at cost are estimated if there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Property, plant and equipment and land use right

Property, plant and equipment, net are carried at cost less accumulated depreciation. Cost includes professional fees and, for assets constructed by the Group, any related works to the extent that these are directly attributable to the construction of the asset. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses on disposal of property, plant and equipment and land use right are included in the consolidated statement of operations.

Depreciation rates computed using the straight-line method are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or 3 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Plant and machinery	3 to 5 years

All land in the PRC is owned by the government. According to PRC law, the government may sell the right to use of the land for a specified period of time. Thus, all of the Group's land, which were all purchased in the PRC, are considered to be prepaid leasehold land and classified as land use right. These are expensed on a straight-line basis over the respective term of the right to use the land. Expense for years ended December 31, 2010, 2011 and 2012 were $33, $36 and $36 respectively.

Acquired intangible assets - definite live, net

Acquired intangible assets - definite live comprising purchased software and technology licenses. Purchased software and technology licenses are amortized on a straight-line basis over their expected useful economic lives, both ranged from one to ten years.

Goodwill

The Group records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is not amortized, but tested for impairment at the reporting unit level annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit's goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. The Group primarily utilizes a discounted cash flow methodology to calculate the fair value of its reporting units.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component).

In-process research and development ("IPR&D")

IPR&D is recognised separately from goodwill at fair value of acquisition date, IPR&D is not subjected to amortization until research and development efforts are completed and assets are ready for their intended use. IPR&D is tested for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of the IPR&D may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the IPR&D to the estimated discounted cash flow expected. If the sum of the expected discounted cash flow is less than the carrying amount of the IPR&D, the Group would recognize impairment loss by which the carrying value of the IPR&D exceeds their recoverable amount. The recoverable amount is based on fair value of the IPR&D.

Impairment of long-lived assets

The Group reviews for impairment or obsolescence annually, long-lived assets including property, plant and equipment and acquired intangible assets - definite live are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss by which the carrying value of the assets exceeds their recoverable amount. The recoverable amount is based on the fair value of the assets.

Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the local PRC governments in Zhuhai by Actions Semiconductor Zhuhai. Advance subsidies are recognized as other income when received and when all the conditions for their receipt have been met. Advance subsidies recognized as income were $225, $995 and $674 for the years ended December 31, 2010, 2011 and 2012, respectively.

Advance subsidies received from the government have been recorded in other liabilities. The advance subsidies are repayable unless the conditions attached to the grant use satisfied, the respective subsidies will be recognized as other income (see note 11 for additional details).

Revenue recognition

The Group's revenues are primarily derived from sale of SoC products and their total system solutions. The Group recognizes revenue based on firm customer orders with fixed terms and conditions, including price net of discount and commission, if any. The Group recognizes revenue when delivery has occurred and collectability is determined to be reasonably assured. All of the Group's product sales have destination shipping terms and no rights of return, the Group determined that delivery has occurred when the goods are delivered to the customers and the Group receives acknowledgment of receipts, which occur simultaneously. The Group further determined that collectability is reasonably assured by performing an assessment of credibility of its customers based on their operating results and past payment records. The Group only sells products to customers that are determined to have the ability to make payments and have not had material collectability defaults in the past. The Group also provides semiconductor product testing, and revenue is recognized when the services are rendered. The Group does not provide its customers with any price protection and only provides the right of return for defective goods in connection with its warranty policy. The costs of the Group's warranty policy to-date are insignificant.

Purchase of ordinary shares

The Group's stock is acquired for purposes other than retirement, the cost of acquired stock is shown separately as a deduction from the total of capital stock, capital surplus, and retained earnings. For the years ended December 31, 2010, 2011 and 2012, 24,212,718, 16,594,848 and 14,812,056 number of ordinary shares were repurchased by the Company respectively.

Income taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Advertising costs

Advertising costs are expensed as incurred and are included in general and administrative expense, and selling and marketing expenses. Total advertising expenses were approximately $199, $173 and $106 for the years ended December 31, 2010, 2011 and 2012 respectively.

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gains on other investments and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

Foreign currency translation

All transactions in currencies other than functional currencies during the year are converted at the exchange rates prevailing on the respective transaction dates. Foreign currency monetary assets and liabilities at the balance sheet date are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of operations.

The financial statements of all subsidiaries with functional currencies other than the U.S. dollars, are translated into U.S. dollars. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date, and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income.

Fair value of financial instruments

Fair values of cash and cash equivalents, time deposit, marketable securities, trading securities, accounts receivable, net of allowance for doubtful accounts, amount due from a related party, amounts due from an equity method investee, accounts payable, accrued expenses and other current liabilities and short-term bank loans approximate their carrying amounts due to their short-term maturities.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, time deposit, marketable securities, trading securities, accounts receivable, net, amount due from a related party and amount due from an equity method investee. The Group places its cash and cash equivalents, time deposits, marketable securities and trading securities with financial institutions with high-credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. For the years ended December 31, 2010 and 2011, allowance for doubtful accounts of $101 and nil was recorded by the Group respectively. For the year ended December 31, 2012, allowance for doubtful account of $621 have been written off against respective accounts receivable.

Movements in allowances for doubtful accounts receivable are as follows:

Year ended	Beginning	Write off during	Closing
December 31	balance	the year	balance

2011	$621	$-	$621

2012	$621	$(621)	$-

Net income (loss) per share

Basic net income (loss) attributable to the Company per share is computed by dividing net income attributable to the Company by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Share-based compensation

The Group issued stock options under its share incentive plan during the years ended December 31, 2010 and 2011 and restricted stock units during the year ended December 31, 2011 and 2012.

The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Group recognizes the compensation costs on a straight-line over the vesting period. Share-based compensation cost with a graded vesting schedule is recognized on a straight-line basis over the requisite service period of the entire award. Forfeitures are estimated at the time of grant with such estimate updated periodically and with actual forfeitures recognised currently to the extent they differ from the estimate.

For any awards that are modified during a relevant period, the Group calculates the incremental fair value of the award resulting from the modification, at the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified and it is further amortized over the remaining vesting period of the award.

For the year ended December 31, 2010, the compensation cost of $2, $1,067, $404 and $59 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2011, the compensation cost of $18, $1,449, $393 and $68 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2012, the compensation cost of $10, $1,090 $312 and $52 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

Recently issued accounting pronouncements

In December 2011, the FASB has issued Accounting Standard Update ("ASU") 2011-11, Disclosures about Offsetting Assets and Liabilities, an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In July 2012, the FASB has issued Accounting Standard Update ("ASU") 2012-12, Testing Indefinite-Lived Intangible Assets for Impairment, an authoritative pronouncement related to testing indefinite lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
3	INVENTORIES

Inventories consisted of the following:

	At December 31,
	2011	2012

Raw materials	$4,211	$5,318
Work in progress	811	1,755
Finished goods	2,455	4,906
	$7,477	$11,979

Slow moving inventories amounting to $378, $232, and $180 were written down for the years ended December 31, 2010, 2011and 2012, respectively.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	At December 31,
	2011	2012

Prepaid expenses	$555	$274
Value added tax refundable	881	3,377
Interest receivables	86	350
Others	153	287
	$1,675	$4,288

INVESTMENT IN EQUITY METHOD INVESTEES	12 Months Ended
Dec. 31, 2012
INVESTMENT IN EQUITY METHOD INVESTEES [Abstract]
INVESTMENT IN EQUITY METHOD INVESTEES
5	INVESTMENT IN EQUITY METHOD INVESTEES

Actions Microelectronics Co., Ltd (Beijing) ("Beijing Actions")

Beijing Actions is a private company which design and manufactures SoC products for portable media players and digital photoframe.

As of December 31, 2010, the Group hold 35% ownership interest in Beijing Actions.

In February 2011, Beijing Actions increased its injected capital by $2,600 of which the Group further invested such amount in full. Upon the completion of this capital injection, the Group's ownership interest in Beijing Actions is increased from 35% to 45.8% and continues its significant influence in Beijing Actions as of December 31, 2011.

No change in ownership interest is noted for 2012 and the Group continues its significant influence in Beijing Actions as of December 31, 2012.

Nann Capital Corporation ("Nann Capital")

Nann Capital is a private investment holding company. Its wholly owned subsidiaries include Actions Enterprise (HK) Co., Ltd and Actions Technology (Shanghai) Co., Ltd. Both are disposed by the Group in July 2010.

Subsequent to the disposal, the Group purchased 40% of equity interest in Nann Capital for $4,406 in 2010. The Group exercise significant influence but did not control Nann Capital and the investment in Nann Capital is accounted for under the equity method of accounting.

In May 2011, the Group further invested $7,076 to maintain its 40% interest due to a capital contribution by all shareholders.

No change in ownership interest is noted for 2012 and the Group continues its significant influence in Nann Capital as of December 31, 2012.

The summarized financial information of equity method investees is illustrated as below:

	2011	2012
Balance sheets
Current assets	$24,173	$19,608
Non-current assets	13,093	18,363
Current liabilities	433	528
Non-current liabilities	30	30

	2010	2011	2012
Results of operations
Revenues	$6,255	$4,823	$4,904
Gross profit	2,134	2,342	2,700
Loss from operations	(2,666)	(3,816)	(555)
Net loss	$(2,293)	$(2,782)	$(9)

OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2012
OTHER INVESTMENTS [Abstract]
OTHER INVESTMENTS

6. OTHER INVESTMENTS

	At December 31,
	2011	2012
Unlisted securities at cost	$21,344	$22,859
Less: other-than-temporary impairment losses recognized (note 17)	(4,010)	(6,554)
	$17,334	$16,305

Prior to 2010, the Group invested in certain equity securities listed in Taiwan and intended to hold such listed available-for-sale securities for long term and the investment was reported at fair value.

In March 2010, the Group disposed of all of its listed available-for-sale securities. Accordingly, the unrealized gains accumulated in a separate component of shareholder's equity are reversed into earnings. A gain on disposal of $137 has been recognized in the consolidated statement of operations for the year ended December 31, 2010.

In June 2011, the Group disposed one of its other investments held by Mavrix, whose investment cost has already been written down to nil before acquisition of Mavrix in August 2010. Accordingly, its sales proceeds of $195 is fully recognised as a gain on disposal in the consolidated statement of operations for the year ended December 31, 2011.

In September 2012, the Group further invested $1,500 into Grand Choice which accounted for under the cost method of accounting. The capital injection resulted in increase of the Group's ownership interest from 12% to 19%. As the Group does not exercise significant influence over Grand Choice, the investment is accounted for under the cost method of accounting as of Dcecmber 31, 2012.

The unlisted investments represent investments in unlisted equity securities issued by private entities.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

7	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be carried at fair value, the Group considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

FASB ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. FASB ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The following table summarizes the Group's assets and liabilities measured at fair value on a recurring basis:

Fair value measurements at December 31, 2012

Quoted Prices in Active Markets (Level l)
Trading securities:
Publicly traded mutual funds in Taiwan	$76

Fair value measurements at December 31, 2011

Quoted Prices in Active Markets (Level l)
Trading securities:
Publicly traded mutual funds in Taiwan	$530

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	At December 31,
	2011	2012

Buildings	$29,870	$30,588
Leasehold improvements	793	1,101
Furniture, fixtures and equipment	3,870	4,016
Motor vehicles	655	586
Plant and machinery	9,995	10,624
Total	45,183	46,915
Less: Accumulated depreciation	(12,244)	(14,594)
Property, plant and equipment, net	$32,939	$32,321

The Group has recorded depreciation expense of $1,929, $2,109 and $2,290 for the years ended December 31, 2010, 2011 and 2012, respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET

9. ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	At December 31,
	2011	2012
Cost:
Purchased software	$5,654	$6,803
Technology licenses	12,261	15,268
	17,915	22,071
Accumulated amortization:
Purchased software	(4,232)	(5,661)
Technology licenses	(3,824)	(5,591)
	(8,056)	(11,252)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	$9,859	$10,819

The intangible assets of the Group mainly consist of purchased software which is used to support the business administration and the electronic design automation, and technology licenses acquired for the purpose of utilizing certain intellectual property held by third parties.

The Group has recorded amortization expense of $1,901, $1,803, and $3,056 for the years ended December 31, 2010, 2011 and 2012, respectively. Intangible asset amortization expense is estimated to be $3,182, $2,644, $2,298, $1,801 and $877 for the 2013, 2014, 2015, 2016 and 2017 fiscal years, respectively.

In 2011, the Group compared the IPR&D's carrying value to its respective fair value. The Group estimated the fair value of the IPR&D by the income approach. Significant assumptions inherent in the valuation methodologies for IPR&D are employed and include, but are not limited to, prospective financial information and discount rates. Based on this quantitative test, the Group determined that the fair value of the IPR&D tested in 2011 was lower than its carrying amount because the management decided to cease the entire research and development project of the application for Android, which is the primarily line of business of Mavrix reporting unit, due to of technological failure. Accordingly, the Group recognized an impairment loss of $ 420 on the IPR&D.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	At December 31,
	2011	2012
Accrued wages and bonuses	$2,734	$2,862
Accrued legal and professional fees	363	278
Payables for acquisition of properly, plant and equipment	1,702	898
Payables for acquisition of intangible assets	2,353	2,183
Royalty fees payable	389	912
Accrued consulting fees	250	188
Share repurchase fee payable	41	41
Payables for insurance premium	8	33
Accrued share option management fee	10	34
Customer advance	51	88
Others	704	894
	$8,605	$8,411

OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES
11	OTHER LIABILITIES

The local authorities in Zhuhai, PRC, operate certain government subsidy programs which are intended to encourage companies to invest in the high technology industry in Zhuhai.

For the year ended December 31, 2011, Actions Semiconductor Zhuhai were further granted $711 advance subsidies, the total liabilities amounted to $2,412, of which $1,954 was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied, and $458 are repayable after 2011 and therefore are recorded in non-current liabilities.

For the year ended December 31, 2012, Actions Semiconductor Zhuhai were further granted $299 advance subsidies, the total liabilities amounted to $2,069, of which $2,056 was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied, and $13 are repayable after 2012 and therefore are recorded in non-current liabilities.

The estimated fair value of the advances granted to Actions Semiconductor Zhuhai based on the Group's borrowing interest rate from independent financial institution was approximately $2,252 and $1,970 at December 31, 2011 and 2012, respectively.

SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK LOANS [Abstract]
SHORT-TERM BANK LOANS
12	SHORT-TERM BANK LOANS

Balances comprised unsecured bank loans with three different banks located in Taiwan and Hong Kong.

Loan from a bank in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during August 2010 and is available for the Group to draw on within a year. In January 2011, the Group has drawn down the full amount of loan of $6,000. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.2% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement, which adjusted to 1.1% higher than LIBOR in April 2012, and further adjusted to 1.6% higher than LIBOR in June 2012. Effective interest rate was 1.56% and 2.08% per annum as at December 31, 2011 and 2012. The loan is repayable on May 2, 2013.

Loan from bank A in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong during May 2011 and is available for the Group to draw on within a year. In May 2011, the Group has drawn down the full amount of loan of $6,000 in two tranches of $3,000 in each tranche. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.1% higher than the LIBOR at the dated of inception of loan facility agreement and adjusted to 1.9% higher than the LIBOR in November 2011. The loans have been roll-over in May, August and November 2012 with floating interest rate remains at 1.9% higher than LIBOR throughout 2012. Effective interest rate was 2.29% and 2.20% per annum as at December 31, 2011 and 2012. The first tranche and second tranche of the loan is repayable on February 12, 2013 and February 19, 2013, respectively as at year ended December 31, 2012.

Loan from bank B in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong during December 2012 and drawn down the full amount of loan of $8,500. This bank borrowing is denominated in US Dollars, which carries fixed interest rate at 1.84% at date of inception of loan facility agreement. The loan of $8,500 together with $1,500 US Dollars have been converted into Renminbi and placed as time deposit (note 13). The loan is repayable on December 31, 2013.

There were no restrictive financial covenants associated with these loans.

TIME DEPOSIT	12 Months Ended
Dec. 31, 2012
TIME DEPOSIT [Abstract]
TIME DEPOSIT
13	TIME DEPOSIT
The time deposit is denominated in Renminbi, which carries fixed interest rate at 2.58% per annum and will be matured on December 31, 2013.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL

14. GOODWILL

At December 31,	2011	2012

Gross goodwill	$468	$468
Less: accumulated impairment losses recognized	(468)	(468)
	$-	$-

In 2011, for Mavrix reporting unit, the Group compared its carrying value, inclusive of assigned goodwill, to its respective fair value - step 1 of the two-step impairment test. The Group estimated the fair value of these reporting units by the income approach. Significant assumptions inherent in the valuation methodologies for goodwill are employed and include, but are not limited to, prospective financial information, terminal value, and discount rates. Based on this quantitative test, the Group determined that the fair value of Mavrix reporting unit tested in 2011 was lower than its carrying amount because the management decided to cease the entire research and development project of the application for Android, which is the primarily line of business of Mavrix reporting unit, due to of technological failure and, therefore, step 2 of the two-step goodwill impairment test was performed. Under step 2 of the two-step goodwill impairment test, the Group estimated the impairment loss of goodwill by comparing the implied fair value of the Mavrix reporting unit's goodwill to the carrying amount of the Mavrix reporting unit's goodwill, which implied fair value of the Mavrix reporting unit's goodwill was calculated in a manner similar to a purchase price allocation. Based on the two-step goodwill impairment test, the Group recognized an impairment loss of $468 on the goodwill of Mavrix reporting unit for the year ended December 31, 2011.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION

15	SHARE-BASED COMPENSATION

In May 2007, the Board of Directors approved a share incentive plan, in which the Group may grant either options to purchase the Company's ordinary shares or restricted stock units ("RSU"). A maximum of 8,000,000 stock options or RSU were granted to the directors of the Company and senior officers of the Group to subscribe to 48,000,000 shares of the Company. The share based awards granted under this plan have a requisite service period of four years. The Board of Directors also has the right to terminate any unvested share based awards.

The share based awards vest over four years and expire six years from grant date. For some of the employees, twenty-five percent of the share based awards vest on each of the four years following the grant date. For the other employees, fifteen, twenty, thirty and thirty five percent, respectively, will vest on each of the four years following the grant date.

On February 26, 2009, the Board of directors modified the share incentive plan to reduce the option exercise price from $3.30 to $1.40 and extended the first vesting period to May 21, 2010 for all granted options and as a result extended the vesting period to 5 years from grant date and contractual maturity to 7 years from grant date. The incremental increase in the fair value of the options as a result of the modification of approximately $2,614 is amortized over the remaining vesting period.

In May 2011, the Board of Directors approved and granted a further 1,400,000 stock options or RSU to the senior officers and key employees of the Company to subscribe to 8,400,000 shares of the Company under the share incentive plan.

In addition to options granted during the years ended December 31, 2009, 2010 and 2011, RSU were also granted to the senior officers and key employees of the Company since May 2011.

In July 2010, the Group revised its estimate of the number of options that are expect to ultimately vest. The number of stock options granted expected to vest has been reduced to reflect historical experience of forfeiture of 5% to 10% of options granted prior to completion of vesting period and accordingly the share-based compensation expense has been adjusted.

In July 2011, the Group further revised its estimate of the number of options that are expect to ultimately vest. The number of share-based awards granted expected to vest has been reduced to reflect historical experience of forfeiture of 10% to 15% of share-based awards granted prior to completion of vesting period and accordingly the share-based compensation expense has been adjusted.

For the year ended December 31, 2012, forfeiture rate for share-based awards granted expected to vest has remain stable at 15%.

The fair value of each share-based award is estimated at grant date during 2012 using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31	2011	2012

Risk-free interest rate (1)	0.11% - 2.66%	0.11% - 2.66%
Expected life (2)	2-5 years	2-5 years
Expected volatility (3)	42.04%- 48.30%	39.97%-42.04%
Dividend yield (4)	Nil	Nil

(1)	Risk-free interest rate

Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life

The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)	Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield

The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price

The fair value of the ordinary shares on the grant date was the closing price of the Company's stock at each grant date.

Stock options

A summary of stock option activity is as follows:

		Weighted	Weighted
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2010	6,962,675	$1.40	$1.22
Granted on January 25, 2011	27,000	$1.40	$1.13
Granted on December 15, 2010 but effective on May 10, 2011 (note)	812,700	$1.40	$1.12
Granted on May 10, 2011	274,000	$1.40	$1.12
Granted on August 9, 2011	532,100	$1.40	$0.79
Granted on November 8, 2011	15,000	$1.40	$0.91
Exercised	(479,196)	$1.40	$1.22
Forfeited	(777,280)	$1.40	$1.22
Expired	(10,750)	$1.40	$1.22
Outstanding at December 31, 2011	7,356,249	$1.40	$1.01
Exercised	(1,635,252)	$1.40	$1.01
Forfeited	(751,425)	$1.40	$1.01
Expired	(91,475)	$1.40	$1.01
Outstanding at December 31, 2012	4,878,097	$1.40	$1.01

Note: The stock options were approved by the shareholder and Board of Directors on May 10, 2011.

The following table summarizes information with respect to stock options outstanding at December 31, 2011 and 2012:

Options exercisable
	Options outstanding as of December 31, 2011				as of December 31, 2011
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	7,356,249	5 years	$1.40	$8,984	2,195,234	$1.40	$2,106

Options exercisable
	Options outstanding as of December 31, 2012				as of December 31, 2012
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	4,878,097	5 years	$1.40	$17,957	2,839,857	$1.40	$2,507

As at December 31, 2012, there was $204 (2011: $1,210) of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over a weighted-average period of 3 years (2011: 4 years) on a straight-line basis.

RSU

The fair value of each RSU is estimated based on the market price at grant date. RSU were first grant to the directors of the Company and senior management of the Group since May 2011. A summary of RSU activity is as follows:

	For the year ended
	December 31, 2012
		Weighted
		average
	Number	fair value
	of options	at grant date

Outstanding at December 31, 2010	-	$-
Granted on December 15, 2010 but effective on May 10, 2011 (note)	183,000	$2.36
Granted on May 10, 2011	12,000	$2.36
Granted on August 9, 2011	48,000	$1.98
Forfeited	(9,000)	$2.36
Outstanding at December 31, 2011	234,000	$2.28
Granted on January 17, 2012	100,000	$1.87
Granted on May 8, 2012	313,250	$1.69
Exercised	(31,500)	$2.28
Forfeited	(34,100)	$2.28
Outstanding at December 31, 2012	581,650	$1.93

Note: The RSU were approved by the shareholder and Board of Directors on May 10, 2011.

As at December 31, 2012, there was $190 (2011: 164) of unrecognized compensation expenses related to non-vested RSU that are expected to be recognized over a weighted-average period of 2 years (2011: 2.13 years) on a straight-line basis.

As at December 31, 2012, 3,940,253 (2011: 1,809,751) options to purchase ordinary shares or RSU were available for future grant.

OTHER (LOSS)/INCOME	12 Months Ended
Dec. 31, 2012
OTHER (LOSS)/INCOME [Abstract]
OTHER (LOSS)/INCOME
16	OTHER INCOME
Other income for 2010, 2011 and 2012 represented foreign exchange gain was $2,348, $4,066 and $1,547, respectively.

OTHER-THAN-TEMPORARY IMPAIRMENT	12 Months Ended
Dec. 31, 2012
OTHER-THAN-TEMPORARY IMPAIRMENT [Abstract]
OTHER-THAN-TEMPORARY IMPAIRMENT
17	OTHER-THAN-TEMPORARY IMPAIRMENT

All investments are evaluated for impairment periodically or if the Group becomes aware of an event that indicates that the carrying amount of the asset may not be recoverable. To determine whether a decline in value below the carrying amount of an asset is other-than-temporary, the Group considers whether it has the ability and intent to hold the debt instrument until a market price recovery occurs or whether evidence indicating that the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in fair value, the severity and duration of the decline in realizable value below cost, changes in value subsequent to the balance sheet date, as well as forecasted performance of the investee. If a decline in value below the carrying amount is determined to be other-than-temporary, the asset is written down to fair value through an impairment charge recognized in the earnings and a new cost basis is established.

No other-than-temporary impairment loss was recognized for the year ended December 31, 2010 and 2011.

In 2012, the Group recorded other-than-temporary impairment losses related to two unlisted equity securities issued by two private entities ("Investees"). The management of the Group has assessed that the decline in value is other-than-temporary, thus impairment losses of approximately $803 and $1,740 have been recognized respectively and the investments in these unlisted equity securities are written down to approximately $1,500 and nil as of December 31, 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

18	INCOME TAXES

The components of income (loss) before income taxes, equity in net loss of equity method investee and non-controlling interest are as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$(3,593)	$(3,659)	$(3,182)
Foreign	4,650	8,661	1,703
	$1,057	$5,002	$(1,479)

The Company is tax exempt in the Cayman Islands.

Under the current Mauritius law and Hong Kong Inland Revenue Ordinance, Actions Semiconductor Mauritius' and Artek Microelectronics (HK) Co., Limited's income are subject to taxation in Mauritius and Hong Kong, respectively; however, up to and as of December 31, 2012, both entities have not had any taxable profits. Actions Semiconductor Shanghai, Actions Microelectronics Co., Ltd, Actions Capital Investment Inc. and Actions Malaysia have been loss making since their incorporation. Mavrix HK and Mavrix Shanghai have been loss making since the date of acquisition.

Effective January 1, 2008, the Enterprise Income Tax of the people's Republic of China ("EIT Law") was implemented. The new law requires that:

1.	For all resident enterprises, domestic or foreign, the unified Enterprise Income Tax ("EIT") rate is 25%.

2.	Enterprises that are categorized as the "High New Tech Enterprise" will have a reduced tax rate of 15%.

3.	From January 1, 2008 onwards, enterprises that enjoyed a preferential tax rate will need to adopt the new law over the next five years. Enterprises with a current preferential tax rate of 15%, would be subject to tax rates of 18%, 20%, 22%, 24% and 25% for the years ended December 31, 2008, 2009, 2010, 2011 and 2012 respectively.

The new law allows the preferential tax treatment to be continued by enterprises up until the year when it expires. For enterprises that have preferential tax treatment, all preferential tax treatments were required to be commenced in 2008.

Actions Semiconductor Zhuhai

On August 23, 2011, Actions Semiconductor Zhuhai successfully renewed its certificate of "High New Tech Enterprises" with effective from January 1, 2011. As a result, the applicable tax rate continues to be 15% for the years ended December 31, 2011 and 2012 and the year ended December 31, 2013, and 25% thereafter, unless the Group continues its status and receives certification as a "High New Tech Enterprises" by the end of 2014.

Artek Microelectronics Shenzhen

Artek Microelectronics Shenzhen was established in the Shenzhen Special Economic Zone ("Shenzhen Economic Zone") of China as a foreign investment enterprise and principally conducts its business operations in this Shenzhen Economic Zone. It was subject to the tax preferential treatment and income tax rate was reduced by 50% for 2010 and 2011, therefore, income tax rates were 11% and 12% for the years ended December 31, 2010, and 2011, respectively.

On November 5, 2012, certificate of "High New Tech Enterprises" was granted to Artek Microelectronics Shenzhen, as a result, the applicable tax rate was 15% for the year ended December 31, 2012, and for the years ended December 31, 2013 and 2014, and 25% thereafter, unless the Group continues its status and receives certification as a "High New Tech Enterprises" by the end of 2015.

Tax residency

Uncertainties exist with respect to how the EIT law applies to our overall operations, and more specifically, with regard to tax residency status. EIT law includes a provision specifying that legal entities organized outside China will be considered residents for Chinese income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provide that non-resident legal entities will be considered as PRC tax residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to taxpayers. Except Mavrix, whose place of effective management is in Shanghai, the Group determined that the legal entities organized outside China should not be treated as PRC tax residents for EIT Law purposes as the places of effective management are outside China. If one or more of other legal entities organized outside China were characterized as PRC tax resident, then the additional tax cost might be significant.

The Company's calculation of income taxes generally reflects the Company's status as a non-PRC tax resident company. The tax residency of a company is normally a question of fact. For a company which has been established outside the PRC, will be treated as a PRC tax resident if the location of effective management of the Company is in the PRC. PRC for this purpose does not include Hong Kong, Macao, or Taiwan.

An additional consequence of the Company and/or its non-PRC subsidiaries being tax resident in the PRC would be the taxability in the PRC of the non-PRC tax resident recipients of certain payments made by the Company. This may include dividends, interest, and royalties.

The Company, which has subsidiaries that are tax resident in the PRC, will be subject to the PRC dividend withholding tax of 5% when and if undistributed earnings are declared to be paid as dividends commencing on January 1, 2008 to the extent those dividends are paid out of profits that arose on or after January 1, 2008. The Company's tax provision includes $3,189 (2011:$2,840) of income tax expense for the 5% dividend withholding tax on the balance of distributable profits that arose on or after January 1, 2008 within its PRC subsidiaries as of the balance sheet date.

Actions Hong Kong and Artek Microelectronics (HK) Co., Limited are subject to Hong Kong Profits Tax at a rate of 16.5% for the years ended December 31, 2010, 2011 and 2012 respectively.

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2010	2011	2012

Current tax	$3	$451	$318
Deferred tax	419	428	454
	$422	$879	$772

The Group's deferred tax assets and liabilities as at December 31, 2011 and 2012 are attributable to the following:

	At December 31,
	2011	2012
Expenditures deductible for tax purpose in future years
- Accrued legal and professional fees	$31	$28
- Accrued bonus	279	261
- Other	56	172
Tax losses	1,912	3,535
Depreciation and amortization	91	123
Total deferred tax assets	$2,369	$4,119
Valuation allowance	(1,912)	(3,535)
Deferred tax assets	457	584

Interest income taxable for tax purpose in future years	(295)	(534)
Deferred tax liability arising from withholding tax on undistributed profits	(2,840)	(3,189)
Total deferred tax liabilities	(3,135)	(3,723)
Deferred tax liabilities, net	$(2,678)	$(3,139)

The following is the analysis of deferred tax balances for reporting purposes:

	At December 31,
	2011	2012
Deferred tax assets
Current	$430	$504
Non-current	27	80
	$457	$584
Deferred tax liabilities
Current	$(295)	$(534)
Non-current	(2,840)	(3,189)
	(3,135)	(3,723)
Deferred tax liabilities, net	$(2,678)	$(3,139)

Movement of valuation allowance:

	2010	2011	2012

At the beginning of the year	$660	$1,002	$1,912
Change for the year	342	910	1,623
At the end of the year	$1,002	$1,912	$3,535

A valuation allowance has been provided for the tax loss of $10,304, $4,418 and $1,793 of Actions Semiconductor Shanghai, Actions Semiconductor Zhuhai and Actions Hong Kong respectively since realization of the recorded deferred tax assets is dependent on generating sufficient taxable income. Tax loss of $197, $1,453, $2,409, $3,101 ,$7,562 and $1,793 may carry forward till 2013, 2014, 2015, 2016, 2017 and indefinitely, respectively. As the management does not believe that it is more likely than not that all of the deferred tax asset attributable to the tax losses of Actions Semiconductor Shanghai, Actions Semiconductor Zhuhai and Actions Hong Kong will be realized, valuation allowance of $1,002, $1,912 and $3,535 has been established as of December 31, 2010, 2011 and 2012, respectively for the related deferred tax asset of these subsidiaries

The additional tax that would have been payable in the absence of the tax exemption and preferential income tax rate amounts to approximately $473, $1,081, and $911 for the years ended December 31, 2010, 2011 and 2012, respectively. It represents a decrease in the basic and diluted earnings per ordinary share of $0.001 and $0.002 for the years ended December 31, 2010 and 2011; and an increase in the basic and diluted loss per ordinary share of $0.002 for the year ended December 31, 2012.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it is concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements. The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax expense; however, as of December 31, 2011 and 2012, there were no interest and penalties related to uncertain tax positions. The Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in the next twelve months. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The tax positions for the years 2010 to 2012 and years 2006 to 2012 may be subject to examination by the PRC and Hong Kong tax authorities, respectively.

A reconciliation between the provision for income tax computed by applicable PRC enterprise income tax rate to income before income taxes, equity in net loss of equity method investees and noncontrolling interest, and actual provision for income taxes is as follows:

	Year ended December 31,
	2010	2011	2012

PRC tax rate	25%	25%	25%
Tax provision (credit) at PRC enterprise income tax rate	$264	$1,251	$(370)
Expenses not deductible for tax purpose	260	717	1,224
Share-based compensation not deductible for tax purpose	1,532	420	366
Income not taxable for tax purposes	(981)	(706)	(599)
Net change in valuation allowance	342	910	1,623
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(473)	(1,081)	(911)
Effect of the different income tax rates in other jurisdictions	(145)	(34)	21
Effect of withholding tax on undistributed earnings	229	554	349
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	-	150	150
Utilization of tax loss previously not recognized	(341)	(1,053)	(979)
Overprovision in prior year	(264)	(236)	(81)
Others	(1)	(13)	(21)
Income tax expense	$422	$879	$772

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE
19	NET INCOME (LOSS) PER SHARE

The calculations of basic and diluted earnings per share are computed as follows:

	For the years ended December 31,
	2010	2011	2012

Net income (loss) attributable to Actions Semiconductor Co., Ltd.	$384	$3,005	$(2,202)
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	438,401,072	418,499,545	412,706,341
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	16,167,778	15,483,560	-
Weighted average shares outstanding used in computing diluted net income (loss) per share	454,568,850	433,983,105	412,706,341
Net income (loss) per share, basic	$0.001	$0.007	$(0.005)
Net income (loss) per share, diluted	$0.001	$0.007	$(0.005)

The computation of diluted loss per share for the year ended 31 December 2012 did not assume the effect of share option and unvested awarded shares under the Company's share incentive plan (see note 15) since their assumed conversion and exercise would result in a decrease in loss per share. No options and unvested advanced shares are excluded from calculation of diluted income per share in 2010 and 2011.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
20.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer. The Group does not specifically identify and allocate any assets by operating segment nor does management evaluate operating segment using discrete asset information. The chief operating decision maker uses gross profit margin of different products and services when making decisions about allocating resources and assessing performance of the Group so as to allocate operating expenses to each reporting segment.

	Year ended December 31,
	2010	2011	2012
Revenue:
MMP SoC for portable media players	$37,434	$47,168	$54,150
Testing solutions	151	317	179
	$37,585	$47,485	$54,329
Gross profit:
MMP SoC for portable media players	$14,588	$18,347	$19,143
Testing solutions	70	141	79
	$14,658	$18,488	$19,222

Geographic information

The Group operates in PRC/Hong Kong and all of the Group's long-lived assets are located in PRC/Hong Kong and substantially all of our sales are made in PRC/Hong Kong.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
21	COMMITMENTS AND CONTINGENCIES

(a)	Operating leases

The Group leases certain office premises under non-cancelable leases with terms that range from one to two years and are renewable subject to negotiation. Rental expense under operating leases for the years ended December 31, 2010, 2011 and 2012 was $648, $455 and $342, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2011 were $213 of which $193 and $20 are payable in the years ending December 31, 2012 and 2013, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 were $308 of which $261 and $47 are payable in the years ending December 31, 2013 and 2014, respectively.

(b)	Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2011 and 2012 was $164 and $2, respectively.

(c)	Royalty fee commitments

The Group has entered into two royalty agreements for the use of certain technology knowhow ("Technology Knowhow") used in the Group's products.

Technology Knowhow A

As of December 31, 2009, the agreement with Technology Knowhow A provider allows the Group to have unlimited use of Technology Knowhow A with minimum quarterly royalty fee commitment of $50. The agreement was effective until September 30, 2010.

In October 2010, the Group revised the agreement, which the terms and conditions are the same as the 2009 agreement. The October 2010 new agreement is effective for period from October 1, 2010 to September 30, 2011.

In April 1, 2011, the Group early renewed its agreement, which the terms and conditions are the same as the 2010 agreement. The 2011 April new agreement replaced the 2010 agreement and is effective for period from April 1, 2011 to March 30, 2013.

Technology Knowhow B

In August 2011, the Group has entered into an agreement with Technology Knowhow B provider which allows the Group to have unlimited use of Technology Knowhow B with minimum quarterly royalty fee commitment of $94. The royalty fee is based on the total number of units shipped by the Company. The agreement is effective for period from September 8, 2011 to September 7, 2013.

The Group's total royalty expenses paid for the use of all Technology Knowhow for the years ended December 31, 2010, 2011 and 2012 amounted to $360, $715 and $715, respectively. Royalty commitment for all Technology Knowhow as of December 31, 2011 and 2012 were $813 and $269 respectively.

MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS [Abstract]
MAJOR CUSTOMERS
22.	MAJOR CUSTOMERS

The Group primarily sells to customers located in China/Hong Kong.

The following table summarizes net revenues and accounts receivable for customers, which accounted for 10% or more of the Group's net revenues and accounts receivable:

	Net revenues
	Year ended December 31,
	2010	2011	2012

Customer A	N/A	14%	11%
Customer B	20%	12%	N/A
Customer C	10%	N/A	N/A
Customer D	15%	10%	N/A
Customer E	20%	17%	17%
Customer F	N/A	N/A	17%
Customer H	N/A	N/A	11%
	65%	53%	56%

	Accounts receivable
	At December 31,
	2011	2012

Customer C	16%	N/A
Customer D	19%	N/A
Customer E	11%	14%
Customer F	N/A	14%
Customer G	21%	22%
Customer H	N/A	13%
	67%	63%

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLAN [Abstract]
EMPLOYEE BENEFIT PLAN
23.	EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. Employees of the Group in Hong Kong have joined the Mandatory Provident Fund ("MPF") Scheme which is also a defined contribution plan. The contribution to the MPF Scheme is calculated based on the rules set out in the MPF Ordinance in Hong Kong which is 5% on the relevant income of the employee with a specific ceiling. The total provisions for these employee benefits were $1,918, $2,528, and $2,717 for the years ended December 31, 2010, 2011 and 2012, respectively.

MATERIAL RELATED PARTY DISCLOSURE	12 Months Ended
Dec. 31, 2012
MATERIAL RELATED PARTY DISCLOSURE [Abstract]
MATERIAL RELATED PARTY DISCLOSURE
24	MATERIAL RELATED PARTY DISCLOSURE

During the year ended December 31, 2010, 2011 and 2012, the Group recognized net sales of $7,495, $5,783 and $1,794 to G.M.I. Technology Inc. ("GMI") respectively. As of December 31, 2011 and 2012, amount due from a related party represented an account receivable from GMI of $9 and $340 respectively. GMI's president is an immediate family member of the Group's Director.

As of December 31, 2011 and 2012, the Group had an amount due from an equity method investee, Beijing Actions, of $64 and $79, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
25	SUBSEQUENT EVENTS

In April 2013, Nann Capital increased its injected capital of which the Group also participated in the capital injection. Upon completion of this capital injection, the Group's ownership interest in Nann Capital remains at 40% and continues its significant influence in Nann Capital.

MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION [Abstract]
MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION
26.	MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION

Pursuant to the laws applicable to the PRC's Foreign Investment Enterprises, the Company's subsidiaries in the PRC registered as foreign-owned enterprise must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of the relevant PRC subsidiary. These reserves include a (1) general reserve, (2) enterprise expansion fund and (3) staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end); the other fund appropriations are at the Group's discretion. These reserve funds can only be used for specific purposes and are not distributable as cash dividends. As of December 31, 2011 and 2012, the balance of these of the Company's PRC subsidiaries reserves amounted to $13,227 and $13,656, respectively.

In addition to these reserves, the registered capital of the Company's PRC subsidiaries is also restricted. As of December 31, 2011 and 2012, the total amount of the restricted capital and reserves amounted to $118,167 and $124,141, respectively.

SCHEDULE I	12 Months Ended
Dec. 31, 2012
NOTES TO SCHEDULE 1 [Abstract]
SCHEDULE 1

SCHEDULE 1

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	At December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$1,882	$1,255
Amounts due from subsidiaries	12,715	14,544
Prepaid expenses and other current assets	221	191
Total current assets	14,818	15,990

Investments in subsidiaries	388,251	392,493
Investments in an equity method investee	11,428	11,478
TOTAL ASSETS	414,497	419,961

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$914	$1,902
Amounts due to subsidiaries	135,356	138,795
Total current liabilities	136,270	140,697
Payable for acquisition of intangible assets	-	475
Total liabilities	136,270	141,172
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 408,985,092 (2011: 413,985,636) shares issued and outstanding	$1	$1
Additional paid-in capital	20,600	20,202
Accumulated other comprehensive income	32,589	35,751
Retained earnings	225,037	222,835
Total equity	278,227	278,789
TOTAL LIABILITIES AND EQUITY	$414,497	$419,961

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2010	2011	2012
Operating expenses:
Research and development	$(1,004)	$(1,339)	$(944)
General and administrative	(2,357)	(2,269)	(2,190)
Selling and marketing	(46)	(51)	(48)
Total operating expenses	(3,407)	(3,659)	(3,182)
Loss from operations	(3,407)	(3,659)	(3,182)
Loss before income taxes	(3,407)	(3,659)	(3,182)
Income tax expenses	-	(150)	(150)
Share of net income of subsidiaries, net of taxes	4,058	6,786	1,080
Share of net (loss) income of an equity method investee	(81)	28	50
Investment loss	(186)	-	-

Net income (loss)	$384	$3,005	$(2,202)

STATEMENTS OF COMPREHENSIVE INCOME
(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2010	2011	2012
Net income (loss)	384	3,005	(2,202)
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	4,350	8,169	3,162
Unrealized loss on other investment, net of tax effects of nil, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively	(169)	-	-

Total comprehensive income	4,565	11,174	960

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data)

				Accumulated
				other	Accumulated
	Ordinary shares		Additional	comprehensive	retained
	Number	Amount	paid-in capital	income	earnings	Total

Balance at January 1, 2010	450,563,676	$1	$31,423	$20,239	$221,648	$273,311)

Repurchase of ordinary shares	(24,212,718)	-	(9,019)	-	-	(9,019

Share-based compensation	-	-	1,532	-	-	1,532

Exercise of stock option	1,354,350	-	316	-	-	316

Share of subsidiaries' reserve	-	-	-	4,181	-	4,181

Net income	-	-	-	-	384	384

Balance at December 31, 2010	427,705,308	$1	$24,252	$24,420	$222,032	$270,705

Repurchase of ordinary shares	(16,594,848)	-	(6,251)	-	-	(6,251)

Share-based compensation	-	-	1,928	-	-	1,928

Exercise of share-based awards	2,875,176	-	671	-	-	671

Share of subsidiaries' reserve	-	-	-	8,169	-	8,169

Net income	-	-	-	-	3,005	3,005

Balance at December 31, 2011	413,985,636	$1	$20,600	$32,589	$225,037	$278,227

Repurchase of ordinary shares	(14,812,056)	-	(4,166)	-	-	(4,166)

Share-based compensation	-	-	1,465	-	-	1,465

Exercise of share-based awards	9,811,512	-	2,303	-	-	2,303

Share of subsidiaries' reserve	-	-	-	3,162	-	3,162

Net loss	-	-	-	-	(2,202)	(2,202)

Balance at December 31, 2012	408,985,092	$1	$20,202	$35,751	$222,835	$278,789

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2010	2011	2012
Operating activities:
Net income (loss)	$384	$3,005	$(2,202)
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,532	1,928	1,465
Share of net income of subsidiaries	(4,058)	(6,786)	(1,080)
Share of net loss (income) of an equity method investee	81	(28)	(50)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	88	(186)	30
Accrued expenses and other current liabilities	30	115	1,462
Amounts due to subsidiaries	16,516	15,489	3,440
Cash provided by operating activities	14,573	13,537	3,065
Investing activities:
Investment in an equity method investee	(4,405)	(7,076)	-
Increase in deposit paid for acquisition of intangible assets	(1,100)	-	-
Increase in amounts due from subsidiaries	(375)	(67)	(1,829)
Capital contribution in subsidiaries	(88)	-	-
Cash used in investing activities	(5,968)	(7,143)	(1,829)
Financing activities:
Repurchase of ordinary shares	(9,019)	(6,251)	(4,152)
Proceeds from exercise of stock options	316	671	2,289
Cash used in financing activities	(8,703)	(5,580)	(1,863)
(Decrease) increase in cash and cash equivalents	(98)	814	(627)

Cash and cash equivalents at the beginning of the year	1,166	1,068	1,882
Cash and cash equivalents at the end of the year	$1,068	$1,882	$1,255

NOTES TO SCHEDULE 1

1	Schedule 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2011 and 2012, $118,167 and $124,141 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2010, 2011 and 2012.

2	Basis of preparation

The condensed financial information has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its subsidiaries.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimates, which have had an impact on the consolidated financial statements, include write down of slow moving and obsolete inventories, useful lives of property, plant and equipment and intangible assets, impairment of cost and equity method investees, impairment of long-lived assets and definite-lived intangible assets.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid interest-earning deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Time deposits	Time deposit Time deposit consist of deposit placed with financial institutions with original maturity terms of greater than three months but less than one year.
Marketable securities

Marketable securities

Marketable securities are liquid investments purchased by the Group from banks or independent financial institutions in the PRC. Those investments mainly include money market deposits and trust financial products with market based interest rates that have maturities anywhere between three to twenty-four months when purchased.

Marketable securities are classified as held to maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity securities are stated at amortized cost.

Trust financial products are investments in individual funds or in pools of funds held by financial institutions, who in turn use the funds raised to independently manage a pool of various assets of which the underlying investments are debt instruments. Such investments carry market based interest rates and have maturities anywhere between three to twenty-four months.

Trading securities

Trading securities

The Group's trading securities comprised investments in publicly traded mutual funds in Taiwan. The investments are reported at fair value and its unrealized gains and losses are included in earnings. Unrealized (loss) gain of $(2), $4 and $2 had been recognized for the year ended December 31, 2010, 2011 and 2012, respectively.

Research and development	Research and development Research and development costs are expensed as incurred.
Inventories

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method and mainly comprise cost of materials and sub-contract service fee. Write down of potentially obsolete or slow moving inventories is recorded based on management's assumptions about future demand and market conditions.

Investments under equity method

Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for using the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of the entities, by dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Other investments

Other investments

Other investments comprise investments in equity securities. Equity securities that do not have readily determinable market values are carried at cost. Fair values of equity securities carried at cost are estimated if there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Property, plant and equipment and land use right

Property, plant and equipment and land use right

Property, plant and equipment, net are carried at cost less accumulated depreciation. Cost includes professional fees and, for assets constructed by the Group, any related works to the extent that these are directly attributable to the construction of the asset. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses on disposal of property, plant and equipment and land use right are included in the consolidated statement of operations.

Depreciation rates computed using the straight-line method are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or 3 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Plant and machinery	3 to 5 years

All land in the PRC is owned by the government. According to PRC law, the government may sell the right to use of the land for a specified period of time. Thus, all of the Group's land, which were all purchased in the PRC, are considered to be prepaid leasehold land and classified as land use right. These are expensed on a straight-line basis over the respective term of the right to use the land. Expense for years ended December 31, 2010, 2011 and 2012 were $33, $36 and $36 respectively.

Acquired intangible assets ? definite live, net

Acquired intangible assets - definite live, net

Acquired intangible assets - definite live comprising purchased software and technology licenses. Purchased software and technology licenses are amortized on a straight-line basis over their expected useful economic lives, both ranged from one to ten years.

Goodwill

Goodwill

The Group records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is not amortized, but tested for impairment at the reporting unit level annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit's goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. The Group primarily utilizes a discounted cash flow methodology to calculate the fair value of its reporting units.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component).

In-process research and development ("IPR&D")

In-process research and development ("IPR&D")

IPR&D is recognised separately from goodwill at fair value of acquisition date, IPR&D is not subjected to amortization until research and development efforts are completed and assets are ready for their intended use. IPR&D is tested for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of the IPR&D may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the IPR&D to the estimated discounted cash flow expected. If the sum of the expected discounted cash flow is less than the carrying amount of the IPR&D, the Group would recognize impairment loss by which the carrying value of the IPR&D exceeds their recoverable amount. The recoverable amount is based on fair value of the IPR&D.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews for impairment or obsolescence annually, long-lived assets including property, plant and equipment and acquired intangible assets - definite live are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss by which the carrying value of the assets exceeds their recoverable amount. The recoverable amount is based on the fair value of the assets.

Government subsidies

Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the local PRC governments in Zhuhai by Actions Semiconductor Zhuhai. Advance subsidies are recognized as other income when received and when all the conditions for their receipt have been met. Advance subsidies recognized as income were $225, $995 and $674 for the years ended December 31, 2010, 2011 and 2012, respectively.

Advance subsidies received from the government have been recorded in other liabilities. The advance subsidies are repayable unless the conditions attached to the grant use satisfied, the respective subsidies will be recognized as other income (see note 11 for additional details).

Revenue recognition

Revenue recognition

The Group's revenues are primarily derived from sale of SoC products and their total system solutions. The Group recognizes revenue based on firm customer orders with fixed terms and conditions, including price net of discount and commission, if any. The Group recognizes revenue when delivery has occurred and collectability is determined to be reasonably assured. All of the Group's product sales have destination shipping terms and no rights of return, the Group determined that delivery has occurred when the goods are delivered to the customers and the Group receives acknowledgment of receipts, which occur simultaneously. The Group further determined that collectability is reasonably assured by performing an assessment of credibility of its customers based on their operating results and past payment records. The Group only sells products to customers that are determined to have the ability to make payments and have not had material collectability defaults in the past. The Group also provides semiconductor product testing, and revenue is recognized when the services are rendered. The Group does not provide its customers with any price protection and only provides the right of return for defective goods in connection with its warranty policy. The costs of the Group's warranty policy to-date are insignificant.

Purchase of ordinary shares

Purchase of ordinary shares

The Group's stock is acquired for purposes other than retirement, the cost of acquired stock is shown separately as a deduction from the total of capital stock, capital surplus, and retained earnings. For the years ended December 31, 2010, 2011 and 2012, 24,212,718, 16,594,848 and 14,812,056 number of ordinary shares were repurchased by the Company respectively.

Income taxes

Income taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred and are included in general and administrative expense, and selling and marketing expenses. Total advertising expenses were approximately $199, $173 and $106 for the years ended December 31, 2010, 2011 and 2012 respectively.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gains on other investments and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

Foreign currency translation

Foreign currency translation

All transactions in currencies other than functional currencies during the year are converted at the exchange rates prevailing on the respective transaction dates. Foreign currency monetary assets and liabilities at the balance sheet date are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of operations.

The financial statements of all subsidiaries with functional currencies other than the U.S. dollars, are translated into U.S. dollars. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date, and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income.

Fair value of financial instruments

Fair value of financial instruments

Fair values of cash and cash equivalents, time deposit, marketable securities, trading securities, accounts receivable, net of allowance for doubtful accounts, amount due from a related party, amounts due from an equity method investee, accounts payable, accrued expenses and other current liabilities and short-term bank loans approximate their carrying amounts due to their short-term maturities.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, time deposit, marketable securities, trading securities, accounts receivable, net, amount due from a related party and amount due from an equity method investee. The Group places its cash and cash equivalents, time deposits, marketable securities and trading securities with financial institutions with high-credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. For the years ended December 31, 2010 and 2011, allowance for doubtful accounts of $101 and nil was recorded by the Group respectively. For the year ended December 31, 2012, allowance for doubtful account of $621 have been written off against respective accounts receivable.

Movements in allowances for doubtful accounts receivable are as follows:

Year ended	Beginning	Write off during	Closing
December 31	balance	the year	balance

2011	$621	$-	$621

2012	$621	$(621)	$-

Net income (loss) per share

Net income (loss) per share

Basic net income (loss) attributable to the Company per share is computed by dividing net income attributable to the Company by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Share-based compensation

Share-based compensation

The Group issued stock options under its share incentive plan during the years ended December 31, 2010 and 2011 and restricted stock units during the year ended December 31, 2011 and 2012.

The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Group recognizes the compensation costs on a straight-line over the vesting period. Share-based compensation cost with a graded vesting schedule is recognized on a straight-line basis over the requisite service period of the entire award. Forfeitures are estimated at the time of grant with such estimate updated periodically and with actual forfeitures recognised currently to the extent they differ from the estimate.

For any awards that are modified during a relevant period, the Group calculates the incremental fair value of the award resulting from the modification, at the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified and it is further amortized over the remaining vesting period of the award.

For the year ended December 31, 2010, the compensation cost of $2, $1,067, $404 and $59 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2011, the compensation cost of $18, $1,449, $393 and $68 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2012, the compensation cost of $10, $1,090 $312 and $52 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In December 2011, the FASB has issued Accounting Standard Update ("ASU") 2011-11, Disclosures about Offsetting Assets and Liabilities, an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In July 2012, the FASB has issued Accounting Standard Update ("ASU") 2012-12, Testing Indefinite-Lived Intangible Assets for Impairment, an authoritative pronouncement related to testing indefinite lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of Subsidiaries
Name of Company	Place and date of incorporation/establishment	Attributable equity interest held	Principal activities

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Mauritius")	Republic of Mauritius ("Mauritius") November 16, 2001	100%	Investment holding

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai")	PRC December 28, 2001	100%	Design and manufacture of system-on-a-chip products

Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ")	PRC March 27, 2008	100%	Design and manufacture of system-on-a-chip products

Actions Technology (HK) Company Limited ("Actions Hong Kong")	Hong Kong January 13, 1999	100%	Trading of system-on-a-chip products

Actions Microelectronics Co., Ltd.	Hong Kong August 17, 2007	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics (HK) Co., Limited	Hong Kong January 16, 2006	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen")	PRC March 14, 2006	100%	Design and manufacture of system-on-a-chip products

Actions Capital Investment Inc.	British Virgin Islands February 10, 2006	100%	Investment holding

Actions Capital Investment (Malaysia) Inc. Co., Ltd. ("Actions Malaysia ")	Republic of Malaysia January 13, 2009	100%	Inactive

Mavrix Technology, Inc. ("Mavrix")	Cayman Islands June 20, 2006	93.4%	Investment holding

Mavrix Technology (H.K.) Co., Limited ("Mavrix HK")	Hong Kong August 17, 2007	93.4%	Manufacturing and trading of system-on-a-chip products

Shanghai Mavrix Electronics, Ltd. ("Mavrix Shanghai")	PRC October 23, 2006	93.4%	Design and manufacture of system-on-a-chip products

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment and Land Use Right Depreciation Rates
Buildings	30 years
Leasehold improvements	Shorter of lease term or 3 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Plant and machinery	3 to 5 years

Schedule of Allowances for Doubtful Accounts Receivable
	Beginning	Write off during	Closing
December 31	balance	the year	balance

2011	$621	$-	$621

2012	$621	$(621)	$-

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	At December 31,
	2011	2012

Raw materials	$4,211	$5,318
Work in progress	811	1,755
Finished goods	2,455	4,906
	$7,477	$11,979

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	At December 31,
	2011	2012

Prepaid expenses	$555	$274
Value added tax refundable	881	3,377
Interest receivables	86	350
Others	153	287
	$1,675	$4,288

INVESTMENT IN EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN EQUITY METHOD INVESTEES [Abstract]
Summary of Financial Information of Equity Method Investees
	2011	2012
Balance sheets
Current assets	$24,173	$19,608
Non-current assets	13,093	18,363
Current liabilities	433	528
Non-current liabilities	30	30

	2010	2011	2012
Results of operations
Revenues	$6,255	$4,823	$4,904
Gross profit	2,134	2,342	2,700
Loss from operations	(2,666)	(3,816)	(555)
Net loss	$(2,293)	$(2,782)	$(9)

OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INVESTMENTS [Abstract]
Schedule of Other Investments
	At December 31,
	2011	2012
Unlisted securities at cost	$21,344	$22,859
Less: other-than-temporary impairment losses recognized (note 17)	(4,010)	(6,554)
	$17,334	$16,305

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
Quoted Prices in Active Markets (Level l)
Trading securities:
Publicly traded mutual funds in Taiwan	$76

Fair value measurements at December 31, 2011

Quoted Prices in Active Markets (Level l)
Trading securities:
Publicly traded mutual funds in Taiwan	$530

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment
	At December 31,
	2011	2012

Buildings	$29,870	$30,588
Leasehold improvements	793	1,101
Furniture, fixtures and equipment	3,870	4,016
Motor vehicles	655	586
Plant and machinery	9,995	10,624
Total	45,183	46,915
Less: Accumulated depreciation	(12,244)	(14,594)
Property, plant and equipment, net	$32,939	$32,321

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets
	At December 31,
	2011	2012
Cost:
Purchased software	$5,654	$6,803
Technology licenses	12,261	15,268
	17,915	22,071
Accumulated amortization:
Purchased software	(4,232)	(5,661)
Technology licenses	(3,824)	(5,591)
	(8,056)	(11,252)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	$9,859	$10,819

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	At December 31,
	2011	2012
Accrued wages and bonuses	$2,734	$2,862
Accrued legal and professional fees	363	278
Payables for acquisition of properly, plant and equipment	1,702	898
Payables for acquisition of intangible assets	2,353	2,183
Royalty fees payable	389	912
Accrued consulting fees	250	188
Share repurchase fee payable	41	41
Payables for insurance premium	8	33
Accrued share option management fee	10	34
Customer advance	51	88
Others	704	894
	$8,605	$8,411

11	OTHER LIABILITIES

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill
At December 31,	2011	2012

Gross goodwill	$468	$468
Less: accumulated impairment losses recognized	(468)	(468)
	$-	$-

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Schedule of Assumptions Used to Estimate Fair Value

Year ended December 31	2011	2012

Risk-free interest rate (1)	0.11% - 2.66%	0.11% - 2.66%
Expected life (2)	2-5 years	2-5 years
Expected volatility (3)	42.04%- 48.30%	39.97%-42.04%
Dividend yield (4)	Nil	Nil

(1)	Risk-free interest rate

Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life

The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)	Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield

The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price

The fair value of the ordinary shares on the grant date was the closing price of the Company's stock at each grant date.

Summary of Stock Options Activity
		Weighted	Weighted
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2010	6,962,675	$1.40	$1.22
Granted on January 25, 2011	27,000	$1.40	$1.13
Granted on December 15, 2010 but effective on May 10, 2011 (note)	812,700	$1.40	$1.12
Granted on May 10, 2011	274,000	$1.40	$1.12
Granted on August 9, 2011	532,100	$1.40	$0.79
Granted on November 8, 2011	15,000	$1.40	$0.91
Exercised	(479,196)	$1.40	$1.22
Forfeited	(777,280)	$1.40	$1.22
Expired	(10,750)	$1.40	$1.22
Outstanding at December 31, 2011	7,356,249	$1.40	$1.01
Exercised	(1,635,252)	$1.40	$1.01
Forfeited	(751,425)	$1.40	$1.01
Expired	(91,475)	$1.40	$1.01
Outstanding at December 31, 2012	4,878,097	$1.40	$1.01

Note: The stock options were approved by the shareholder and Board of Directors on May 10, 2011.

Summary of Stock Options Outstanding
Options exercisable
	Options outstanding as of December 31, 2011				as of December 31, 2011
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	7,356,249	5 years	$1.40	$8,984	2,195,234	$1.40	$2,106

Options exercisable
	Options outstanding as of December 31, 2012				as of December 31, 2012
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	4,878,097	5 years	$1.40	$17,957	2,839,857	$1.40	$2,507

Schedule of RSU Activity
	For the year ended
	December 31, 2012
		Weighted
		average
	Number	fair value
	of options	at grant date

Outstanding at December 31, 2010	-	$-
Granted on December 15, 2010 but effective on May 10, 2011 (note)	183,000	$2.36
Granted on May 10, 2011	12,000	$2.36
Granted on August 9, 2011	48,000	$1.98
Forfeited	(9,000)	$2.36
Outstanding at December 31, 2011	234,000	$2.28
Granted on January 17, 2012	100,000	$1.87
Granted on May 8, 2012	313,250	$1.69
Exercised	(31,500)	$2.28
Forfeited	(34,100)	$2.28
Outstanding at December 31, 2012	581,650	$1.93

Note: The RSU were approved by the shareholder and Board of Directors on May 10, 2011.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes
	Year ended December 31,
	2010	2011	2012

Domestic	$(3,593)	$(3,659)	$(3,182)
Foreign	4,650	8,661	1,703
	$1,057	$5,002	$(1,479)

Schedule of Income Tax Expense
	Year ended December 31,
	2010	2011	2012

Current tax	$3	$451	$318
Deferred tax	419	428	454
	$422	$879	$772

Schedule of Deferred Tax Assets and Liabilities
	At December 31,
	2011	2012
Expenditures deductible for tax purpose in future years
- Accrued legal and professional fees	$31	$28
- Accrued bonus	279	261
- Other	56	172
Tax losses	1,912	3,535
Depreciation and amortization	91	123
Total deferred tax assets	$2,369	$4,119
Valuation allowance	(1,912)	(3,535)
Deferred tax assets	457	584

Interest income taxable for tax purpose in future years	(295)	(534)
Deferred tax liability arising from withholding tax on undistributed profits	(2,840)	(3,189)
Total deferred tax liabilities	(3,135)	(3,723)
Deferred tax liabilities, net	$(2,678)	$(3,139)

Schedule of Deferred Tax Balances
	At December 31,
	2011	2012
Deferred tax assets
Current	$430	$504
Non-current	27	80
	$457	$584
Deferred tax liabilities
Current	$(295)	$(534)
Non-current	(2,840)	(3,189)
	(3,135)	(3,723)
Deferred tax liabilities, net	$(2,678)	$(3,139)

Schedule of Valuation Allowance on Deferred Assets
	2010	2011	2012

At the beginning of the year	$660	$1,002	$1,912
Change for the year	342	910	1,623
At the end of the year	$1,002	$1,912	$3,535

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2010	2011	2012

PRC tax rate	25%	25%	25%
Tax provision (credit) at PRC enterprise income tax rate	$264	$1,251	$(370)
Expenses not deductible for tax purpose	260	717	1,224
Share-based compensation not deductible for tax purpose	1,532	420	366
Income not taxable for tax purposes	(981)	(706)	(599)
Net change in valuation allowance	342	910	1,623
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(473)	(1,081)	(911)
Effect of the different income tax rates in other jurisdictions	(145)	(34)	21
Effect of withholding tax on undistributed earnings	229	554	349
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	-	150	150
Utilization of tax loss previously not recognized	(341)	(1,053)	(979)
Overprovision in prior year	(264)	(236)	(81)
Others	(1)	(13)	(21)
Income tax expense	$422	$879	$772

NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of the Calculation of Basic and Diluted Earnings per Share
For the years ended December 31,
	2010	2011	2012

Net income (loss) attributable to Actions Semiconductor Co., Ltd.	$384	$3,005	$(2,202)
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	438,401,072	418,499,545	412,706,341
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	16,167,778	15,483,560	-
Weighted average shares outstanding used in computing diluted net income (loss) per share	454,568,850	433,983,105	412,706,341
Net income (loss) per share, basic	$0.001	$0.007	$(0.005)
Net income (loss) per share, diluted	$0.001	$0.007	$(0.005)

SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Segment Reporting
Year ended December 31,
	2010	2011	2012
Revenue:
MMP SoC for portable media players	$37,434	$47,168	$54,150
Testing solutions	151	317	179
	$37,585	$47,485	$54,329
Gross profit:
MMP SoC for portable media players	$14,588	$18,347	$19,143
Testing solutions	70	141	79
	$14,658	$18,488	$19,222

MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS [Abstract]
Summary of Net Revenues
Net revenues
	Year ended December 31,
	2010	2011	2012

Customer A	N/A	14%	11%
Customer B	20%	12%	N/A
Customer C	10%	N/A	N/A
Customer D	15%	10%	N/A
Customer E	20%	17%	17%
Customer F	N/A	N/A	17%
Customer H	N/A	N/A	11%
	65%	53%	56%

Summary of Accounts Receivable
	Accounts receivable
	At December 31,
	2011	2012

Customer C	16%	N/A
Customer D	19%	N/A
Customer E	11%	14%
Customer F	N/A	14%
Customer G	21%	22%
Customer H	N/A	13%
	67%	63%

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Mauritius") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Technology (HK) Company Limited ("Actions Hong Kong") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Microelectronics Co., Ltd. [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Artek Microelectronics (HK) Co., Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Capital Investment Inc. [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Capital Investment (Malaysia) Inc. Co., Ltd. ("Actions Malaysia ") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Mavrix Technology, Inc. ("Mavrix") [Member]
Business Acquisition [Line Items]
Percentage of ownership	93.40%	93.40%
Mavrix Technology (H.K.) Co., Limited ("Mavrix HK") [Member]
Business Acquisition [Line Items]
Percentage of ownership	93.40%	93.40%
Shanghai Mavrix Electronics, Ltd. ("Mavrix Shanghai") [Member]
Business Acquisition [Line Items]
Percentage of ownership	93.40%	93.40%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Accounting Policies [Line Items]
Fair value change in trading securities	$ 2	$ 4	$ (2)
Land expense	36	36	33
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	674	995	225
Number of shares repurchased	14,812,056	16,594,848	24,212,718
Allowance for doubtful accounts written off during the year	(621)		(101)
Advertising expenses	106	173	199
Share-based compensation	1,465	1,928	1,532
Cost of revenue [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	10	18	2
Research and development expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	1,090	1,449	1,067
General and administrative expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	312	393	404
Selling and marketing expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	$ 52	$ 68	$ 59

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property, Plant, and Equipment and Land Use Right Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Shorter of lease term or 3 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Plant and machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Plant and machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowances for Doubtful Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Beginning balance	$ 621
Write off during the year	621		101
Closing balance		$ 621

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials	$ 5,318	$ 4,211
Work in progress	1,755	811
Finished goods	4,906	2,455
Inventories	11,979	7,477
Write down of inventories	$ 180	$ 232	$ 378

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 274	$ 555
Value added tax refundable	3,377	881
Interest receivables	350	86
Others	287	153
Prepaid expenses and other current assets	$ 4,288	$ 1,675

INVESTMENT IN EQUITY METHOD INVESTEES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011 Beijing Actions [Member]	Dec. 31, 2010 Beijing Actions [Member]	Dec. 31, 2009 Beijing Actions [Member]	Dec. 31, 2012 Grand Choice [Member]	Sep. 30, 2012 Grand Choice [Member]	Dec. 31, 2010 Grand Choice [Member]	May 31, 2011 Nann Capital [Member]	Dec. 31, 2010 Nann Capital [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage				45.80%	35.00%	35.00%	19.00%	12.00%	20.00%	40.00%	40.00%
Investments in equity method investees	$ 14,329	$ 14,246		$ 2,600					$ 600	$ 7,076	$ 4,406
Payments to acquire equity method investments	$ 1,500	$ 9,676	$ 5,606

INVESTMENT IN EQUITY METHOD INVESTEES (Schedule of Financial Information of Equity Method Investees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance sheets
Current assets	$ 19,608	$ 24,173
Non-current assets	18,363	13,093
Current liabilities	528	433
Non-current liabilities	30	30
Results of operations
Revenues	4,904	4,823	6,255
Gross profit	2,700	2,342	2,134
Loss from operations	(555)	(3,816)	(2,666)
Net loss	$ (9)	$ (2,782)	$ (2,293)

OTHER INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Mavrix [Member]	Dec. 31, 2012 Grand Choice [Member]	Sep. 30, 2012 Grand Choice [Member]	Dec. 31, 2010 Grand Choice [Member]
Schedule of Equity Method Investments [Line Items]
Unlisted securities at cost	$ 22,859	$ 21,344
Less: other-than-temporary impairment losses recognized (note 17)	(6,554)	(4,010)
Other investments	16,305	17,334
Gain on disposal of an other investment		195	137	195
Ownership percentage					19.00%	12.00%	20.00%
Capital investment					$ 1,500

FAIR VALUE MEASUREMENTS (Details) (Quoted Prices in Active Markets (Level) [Member], Publicly traded mutual funds in Taiwan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices in Active Markets (Level) [Member] | Publicly traded mutual funds in Taiwan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 76	$ 530

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 46,915	$ 45,183
Less: Accumulated depreciation	(14,594)	(12,244)
Property, plant and equipment, net	32,321	32,939
Depreciation expense	2,290	2,109	1,929
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,588	29,870
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,101	793
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,016	3,870
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	586	655
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 10,624	$ 9,995

ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 22,071	$ 17,915
Less: Accumulated amortization	(11,252)	(8,056)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	10,819	9,859
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	6,803	5,654
Less: Accumulated amortization	(5,661)	(4,232)
Technology licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	15,268	12,261
Less: Accumulated amortization	$ (5,591)	$ (3,824)

ACQUIRED INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
2013	$ 3,182
2014	2,644
2015	2,298
2016	1,801
2017	877
Amortization of acquired intangible assets	3,056	1,803	1,901
Impairment loss		$ (420)

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued wages and bonuses	$ 2,862	$ 2,734
Accrued legal and professional fees	278	363
Payables for acquisition of property, plant and equipment	898	1,702
Payables for acquisition of intangible assets	2,183	2,353
Royalty fees payable	912	389
Accrued consulting fees	188	250
Share repurchase fee payable	41	41
Payables for insurance premium	33	8
Accrued share option management fee	34	10
Customer advance	88	51
Others	894	704
Accrued expenses and other current liabilities	$ 8,411	$ 8,605

OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER LIABILITIES [Abstract]
Advance subsidy from local authorities of Zhuhai, the PRC	$ 299	$ 711	$ 302
Other liabilities	2,069	2,412	2,585
Other liabilities, current	2,056	1,954
Other liabilities, noncurrent	13	458
Fair value of advances from the PRC	$ 1,970	$ 2,252

SHORT-TERM BANK LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011 Loan from a bank in Taiwan [Member]	Dec. 31, 2012 Loan from a bank in Taiwan [Member]	Jun. 30, 2012 Loan from a bank in Taiwan [Member]	Apr. 30, 2012 Loan from a bank in Taiwan [Member]	May 31, 2011 Loan from bank A in Hong Kong [Member]	Dec. 31, 2012 Loan from bank A in Hong Kong [Member]	Dec. 31, 2011 Loan from bank A in Hong Kong [Member]	May 31, 2011 Loan from bank A in Hong Kong [Member] First Tranche [Member]	Dec. 31, 2011 Loan from bank A in Hong Kong [Member] First Tranche [Member]	Dec. 31, 2012 Loan from bank A in Hong Kong [Member] First Tranche [Member]	May 31, 2011 Loan from bank A in Hong Kong [Member] Second Tranche [Member]	Dec. 31, 2011 Loan from bank A in Hong Kong [Member] Second Tranche [Member]	Dec. 31, 2012 Loan from bank A in Hong Kong [Member] Second Tranche [Member]	Dec. 31, 2012 Loan from bank B in Hong Kong [Member]
Short-term Debt [Line Items]
Amount outstanding	$ 6,000				$ 6,000			$ 3,000			$ 3,000			$ 8,500
Interest rate spread over LIBOR	1.20%		1.60%	1.10%	1.10%		1.90%
Effective interest rate	1.56%	2.08%				2.20%	2.29%			2.21%			2.21%
Stated interest rate														1.84%
Debt repayment date	May 2, 2013								Feb 12, 2013			Feb 19, 2013		Dec 31, 2013
Cash Deposited Time Deposit														$ 1,500

TIME DEPOSIT (Details)	12 Months Ended
Dec. 31, 2012
TIME DEPOSIT [Abstract]
Time deposit, fixed interest rate	2.58%
Time deposit, maturity date	Dec 31, 2013

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
GOODWILL [Abstract]
Gross goodwill	$ 468	$ 468
Accumulated impairment losses	(468)	(468)
Goodwill, total

SHARE-BASED COMPENSATION (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended								12 Months Ended
	Feb. 26, 2009	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	Dec. 31, 2010	May 31, 2007	Jul. 31, 2011 Minimum [Member]	Jul. 31, 2010 Minimum [Member]	Jul. 31, 2011 Maximum [Member]	Jul. 31, 2010 Maximum [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	May 31, 2011 Stock Options [Member]	May 31, 2007 Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	May 31, 2011 Restricted Stock Units (RSUs) [Member]	May 31, 2007 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized													1,400,000	8,000,000			1,400,000	8,000,000
Number of common shares subscribed by authorized options and RSUs				8,400,000		48,000,000
Weighted average exercise price per option	$ 3.3	$ 1.4	$ 1.4		$ 1.4
Vesting period for options	5 years	7 years
Increase in the fair value of options due to plan modification		$ 2,614
Expected forfeiture rate		15.00%					10.00%	5.00%	15.00%	10.00%
Unrecognized compensation cost related to non-vested stock options		204	1,210
Unrecognized compensation cost, recognition period		3 years	4 years												2 years	2 years 1 month 17 days
Unrecognized compensation cost related to non-vested RSUs		$ 190	$ 164
Shares available for future grant											3,940,253	1,809,751			3,940,253	1,809,751

SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.11%	[1]	0.11%	[1]
Risk-free interest rate, maximum	2.66%	[1]	2.66%	[1]
Expected volatility, minimum	42.04%	[2]	39.97%	[2]
Expected volatility, maximum	48.30%	[2]	42.04%	[2]
Dividend yield		[3]		[3]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	2 years	[4]	2 years	[4]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years	[4]	5 years	[4]

[1]	Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.
[2]	The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.
[3]	The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.
[4]	The expected life was estimated as the average between the vesting term of the options and the original contractual term.

SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Feb. 26, 2009
Number of options
Outstanding	7,356,249	6,962,675
Exercised	(1,635,252)	(479,196)
Forfeited	(751,425)	(777,280)
Expired	(91,475)	(10,750)
Outstanding	4,878,097	7,356,249
Weighted average exercise price per option
Outstanding	$ 1.4	$ 1.4		$ 3.3
Exercised	$ 1.4	$ 1.4
Forfeited	$ 1.4	$ 1.4
Expired	$ 1.4	$ 1.4
Outstanding	$ 1.4	$ 1.4		$ 3.3
Weight average fair value at grant date
Outstanding	$ 1.01	$ 1.22
Exercised	$ 1.01	$ 1.22
Forfeited	$ 1.01	$ 1.22
Expired	$ 1.01	$ 1.22
Outstanding	$ 1.01	$ 1.01
Granted on January 25, 2011 [Member]
Number of options
Granted		27,000
Weighted average exercise price per option
Granted		$ 1.4
Weight average fair value at grant date
Granted		$ 1.13
Granted on December 15, 2010 but effective on May 10, 2011 (note) [Member]
Number of options
Granted		812,700	[1]
Weighted average exercise price per option
Granted		$ 1.4	[1]
Weight average fair value at grant date
Granted		$ 1.12	[1]
Granted on May 10, 2011 [Member]
Number of options
Granted		274,000
Weighted average exercise price per option
Granted		$ 1.4
Weight average fair value at grant date
Granted		$ 1.12
Granted on August 9, 2011 [Member]
Number of options
Granted		532,100
Weighted average exercise price per option
Granted		$ 1.4
Weight average fair value at grant date
Granted		$ 0.79
Granted on November 8, 2011 [Member]
Number of options
Granted		15,000
Weighted average exercise price per option
Granted		$ 1.4
Weight average fair value at grant date
Granted		$ 0.91

[1]	The stock options were approved by the shareholder and Board of Directors on May 10, 2011.

SHARE-BASED COMPENSATION (Summary of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 26, 2009
Options outstanding
Number of option	4,878,097	7,356,249	6,962,675
Weighted average contractual period	5 years	5 years	5 years
Weighted average exercise price per option	$ 1.4	$ 1.4	$ 1.4	$ 3.3
Aggregate intrinsic value	$ 17,957	$ 8,984	$ 34,604
Options exercisable
Number of options	2,839,857	2,195,234	1,098,300
Weighted average exercise price per option	$ 1.4	$ 1.4	$ 1.4
Aggregate intrinsic value	$ 2,507	$ 2,106	$ 1,394

SHARE-BASED COMPENSATION (Summary of Restricted Stock Unit Activity) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding	234,000
Exercised	(31,500)
Forfeited	(34,100)	(9,000)
Outstanding	581,650	234,000
Weighted average fair value at grant date
Outstanding	$ 2.28
Exercised	2.28
Forfeited	$ 2.28	$ 2.36
Outstanding	$ 1.93	$ 2.28
Granted on December 15, 2010 but effective on May 10, 2011 (note) [Member]
Number of options
Granted		183,000	[1]
Weighted average fair value at grant date
Granted		$ 2.36
Granted on May 10, 2011 [Member]
Number of options
Granted		12,000
Weighted average fair value at grant date
Granted		$ 2.36
Granted on August 9, 2011 [Member]
Number of options
Granted		48,000
Weighted average fair value at grant date
Granted		$ 1.98
Granted on January 17, 2012 [Member]
Number of options
Granted	100,000
Weighted average fair value at grant date
Granted	$ 1.87
Granted on May 8, 2012 [Member]
Number of options
Granted	313,250
Weighted average fair value at grant date
Granted	$ 1.69

[1]	The RSU were approved by the shareholder and Board of Directors on May 10, 2011.

OTHER (LOSS)/INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER (LOSS)/INCOME [Abstract]
Other income	$ 1,547	$ 4,066	$ 2,348

OTHER-THAN-TEMPORARY IMPAIRMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Than Temporary Equity Investments [Line Items]
Impairment recognised in respect of other investments	$ 2,543
Investees One [Member]
Other Than Temporary Equity Investments [Line Items]
Impairment recognised in respect of other investments	1,740
Write down of investments
Investees Two [Member]
Other Than Temporary Equity Investments [Line Items]
Impairment recognised in respect of other investments	803
Write down of investments	$ 1,500

INCOME TAXES (Components of Income Before Taxes, Equity in Net Loss of Equity Method Investees and Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ (3,182)	$ (3,659)	$ (3,593)
Foreign	1,703	8,661	4,650
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	$ (1,479)	$ 5,002	$ 1,057

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax [Line Items]
Enterprise income tax rate	25.00%
Foreign enterprise income tax rate	25.00%
Dividend withholding tax rate	5.00%
Dividend withholding tax expense	3,189	2,840
Valuation allowance	3,535	1,912	1,002
Tax savings from exemption and preferential tax status	911	1,081	473
Effect of tax savings on earnings per share	0.002	(0.002)	(0.001)
Tax loss carryforward expiring 2013 [Member]
Income Tax [Line Items]
Tax loss carryforwards	197
Tax loss carryforward expiration year	2013
Tax loss carryforward expiring 2014 [Member]
Income Tax [Line Items]
Tax loss carryforwards	1,453
Tax loss carryforward expiration year	2014
Tax loss carryforward expiring 2015 [Member]
Income Tax [Line Items]
Tax loss carryforwards	2,409
Tax loss carryforward expiration year	2015
Tax loss carryforward expiring 2016 [Member]
Income Tax [Line Items]
Tax loss carryforwards	3,101
Tax loss carryforward expiration year	2016
Tax loss carryforward expiring 2017 [Member]
Income Tax [Line Items]
Tax loss carryforwards	7,562
Tax loss carryforward expiration year	2017
Tax loss carryforward, indefinite life [Member]
Income Tax [Line Items]
Tax loss carryforwards	1,793
High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate	15.00%
Foreign enterprise income tax rate	15.00%
Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Enterprise income tax rate	25.00%	24.00%	22.00%	18.00%	18.00%
Foreign enterprise income tax rate	25.00%	24.00%	22.00%	18.00%	18.00%
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member]
Income Tax [Line Items]
Tax loss carryforwards	4,418
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate	15.00%	15.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Foreign enterprise income tax rate	15.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Foreign enterprise income tax rate		12.00%	11.00%	10.00%
Income tax rate reduction, percentage		50.00%	50.00%	50.00%
Actions Technology (HK) Company Limited ("Actions Hong Kong") [Member]
Income Tax [Line Items]
Hong Kong profits tax rate	16.50%	16.50%	16.50%
Tax loss carryforwards	1,793
Artek Microelectronics (HK) Co., Limited [Member]
Income Tax [Line Items]
Hong Kong profits tax rate	16.50%	16.50%	16.50%
Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ") [Member]
Income Tax [Line Items]
Tax loss carryforwards	10,304

INCOME TAXES (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current	$ 318	$ 451	$ 3
Deferred	454	428	419
Total income tax expense	$ 772	$ 879	$ 422

INCOME TAXES (Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expenditures deductible for tax purpose in future years
Accrued legal and professional fees	$ 28	$ 31
Accrued bonus	261	279
Other	172	56
Tax losses	3,535	1,912
Depreciation and amortization	123	91
Total deferred tax assets	4,119	2,369
Valuation allowance	(3,535)	(1,912)	(1,002)	(660)
Deferred tax assets	584	457
Interest income taxable for tax purpose in future years	(534)	(295)
Deferred tax liability arising from withholding tax on undistributed profits	(3,189)	(2,840)
Total deferred tax liabilities	(3,723)	(3,135)
Deferred tax liabilities, net	$ (3,139)	$ (2,678)

INCOME TAXES (Schedule of Deferred Tax Balances) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Current	$ 504	$ 430
Non-current	80	27
Deferred tax assets, total	584	457
Deferred tax liabilities
Current	(534)	(295)
Non-current	(3,189)	(2,840)
Deferred tax liabilities, total	(3,723)	(3,135)
Deferred tax liabilities, net	$ (3,139)	$ (2,678)

INCOME TAXES (Schedule of Valuation Allowance on Deferred Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
At the beginning of the year	$ 1,912	$ 1,002	$ 660
Change for the year	1,623	910	342
At end of the year	$ 3,535	$ 1,912	$ 1,002

INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
PRC tax rate	25.00%	25.00%	25.00%
Tax provision (credit) at PRC enterprise income tax rate	$ (370)	$ 1,251	$ 264
Expenses not deductible for tax purpose	1,224	717	260
Share-based compensation not deductible for tax purpose	366	420	1,532
Income not taxable for tax purposes	(599)	(706)	(981)
Net change in valuation allowance	1,623	910	342
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(911)	(1,081)	(473)
Effect of the different income tax rates in other jurisdictions	21	(34)	(145)
Effect of withholding tax on undistributed earnings	349	554	229
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	150	150
Utilization of tax loss previously not recognized	(979)	(1,053)	(341)
Overprovision in prior year	(81)	(236)	(264)
Others	(21)	(13)	(1)
Total income tax expense	$ 772	$ 879	$ 422

NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME (LOSS) PER SHARE [Abstract]
Net income (loss) attributable to Actions Semiconductor Co., Ltd.	$ (2,202)	$ 3,005	$ 384
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	412,706,341	418,499,545	438,401,072
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards		15,483,560	16,167,778
Weighted average shares outstanding used in computing diluted net income (loss) per share	412,706,341	433,983,105	454,568,850
Net income (loss) per share, basic	$ (0.005)	$ 0.007	$ 0.001
Net income (loss) per share, diluted	$ (0.005)	$ 0.007	$ 0.001

SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 54,329	$ 47,485	$ 37,585
Gross profit	19,222	18,488	14,658
MMP SoC for portable media players [Member]
Segment Reporting Information [Line Items]
Revenue	54,150	47,168	37,434
Gross profit	19,143	18,347	14,588
Testing solutions [Member]
Segment Reporting Information [Line Items]
Revenue	179	317	151
Gross profit	$ 79	$ 141	$ 70

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Rental expense	$ 342	$ 455	$ 648
Operating leases, future minimum lease payments due	308	213
Operating leases, future minimum lease payments due in next fiscal year	261	193
Operating leases, future minimum lease payments due in second fiscal year	47	20
Capital commitments for purchase of PP&E	2	164
Royalty expense	715	715	360
Royalty fee commitments, total	269	813
Technology Knowhow A [Member]
Commitments And Contingencies [Line Items]
Royalty fee commitment, periodic	50
Technology Knowhow B [Member]
Commitments And Contingencies [Line Items]
Royalty fee commitment, periodic	$ 94

MAJOR CUSTOMERS (Summary of Net Revenues) (Details) (Net revenues [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Concentration of credit risk	56.00%	53.00%	65.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	11.00%	14.00%
Customer B [Memeber]
Revenue, Major Customer [Line Items]
Concentration of credit risk		12.00%	20.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk			10.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk		10.00%	15.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	17.00%	17.00%	20.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	17.00%
Customer G [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	11.00%

MAJOR CUSTOMERS (Summary of Accounts Receivable) (Details) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Concentration of credit risk	63.00%	67.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk		16.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk		19.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.00%	11.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.00%
Customer G [Member]
Concentration Risk [Line Items]
Concentration of credit risk	22.00%	21.00%
Customer H [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.00%

EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHARE-BASED COMPENSATION [Abstract]
Multiemployer plans, employer contributions, percentage of employee salaries	5.00%
Multiemployer plan, period contributions	$ 2,717	$ 2,528	$ 1,918

MATERIAL RELATED PARTY DISCLOSURE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
G.M.I. Technology Inc. [Member]
Related Party Transaction [Line Items]
Related party transactions, net sales from related party	$ 1,794	$ 5,783	$ 7,495
Due from related party	340	9
Beijing Actions [Member]
Related Party Transaction [Line Items]
Due from related party	$ 79	$ 64

SUBSEQUENT EVENTS (Details) (Nann Capital [Member])	Dec. 31, 2012
Nann Capital [Member]
Subsequent Event [Line Items]
Ownership percentage	40.00%

MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
MAINLAND CHINA PROFIT APPROPRIATION AND RESTRICTION ON CAPITAL REPATRIATION [Abstract]
Minimum annual appropriations to general reserve fund, as a percent of after-tax profits.	10.00%
Balance of PRC subsidiaries reserves	$ 13,656	$ 13,227
Restricted capital and reserves	$ 124,141	$ 118,167

SCHEDULE 1 BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 71,336	$ 33,207	$ 42,872	$ 87,706
Prepaid expenses and other current assets	4,288	1,675
Total current assets	235,462	233,076
Investments in equity method investees	14,329	14,246
TOTAL ASSETS	322,188	309,123
Current liabilities:
Accrued expenses and other current liabilities	8,411	8,605
Total current liabilities	39,623	27,466
Payable for acquisition of intangible assets	603	153
Total liabilities	43,428	30,917
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 408,985,092 (2011: 413,985,636) shares issued and outstanding	1	1
Additional paid-in capital	20,202	20,600
Accumulated other comprehensive income	35,751	32,589
Retained earnings	222,835	225,037
Total equity	278,789	278,227
TOTAL LIABILITIES AND EQUITY	322,188	309,123
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,255	1,882	1,068	1,166
Amounts due from subsidiary	14,544	12,715
Prepaid expenses and other current assets	191	221
Total current assets	15,990	14,818
Investment in subsidiaries	392,493	388,251
Investments in equity method investees	11,478	11,428
TOTAL ASSETS	419,961	414,497
Current liabilities:
Accrued expenses and other current liabilities	1,902	914
Amounts due to subsidiaries	138,795	135,356
Total current liabilities	140,697	136,270
Payable for acquisition of intangible assets	475
Total liabilities	141,172	136,270
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 408,985,092 (2011: 413,985,636) shares issued and outstanding	1	1
Additional paid-in capital	20,202	20,600
Accumulated other comprehensive income	35,751	32,589
Retained earnings	222,835	225,037
Total equity	278,789	278,227
TOTAL LIABILITIES AND EQUITY	$ 419,961	$ 414,497

SCHEDULE 1 BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	408,985,092	413,985,636
Ordinary shares, shares outstanding	408,985,092	413,985,636
Parent Company [Member]
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	408,985,092	413,985,636
Ordinary shares, shares outstanding	408,985,092	413,985,636

SCHEDULE 1 STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Research and development		$ (23,739)	$ (22,086)	$ (17,325)
General and administrative		(8,573)	(8,786)	(8,125)
Selling and marketing		(1,281)	(1,195)	(1,208)
Total operating expenses		(33,593)	(32,955)	(26,658)
Loss from operations		(13,475)	(12,944)	(11,034)
Interest income		13,240	12,668	9,608
Loss before income taxes		(1,479)	5,002	1,057
Income tax expenses		(772)	(879)	(422)
Share of net (loss) income of an equity method investee		41	(1,113)	(781)
Net income (loss)		(2,202)	3,005	384
Parent Company [Member]
Operating expenses:
Research and development		(944)	(1,339)	(1,004)
General and administrative		(2,190)	(2,269)	(2,357)
Selling and marketing		(48)	(51)	(46)
Total operating expenses		(3,182)	(3,659)	(3,407)
Loss from operations		(3,182)	(3,659)	(3,407)
Loss before income taxes		(3,182)	(3,659)	(3,407)
Income tax expenses		(150)	(150)
Share of net income of subsidiaries		(1,080)	(6,786)	(4,058)
Share of net (loss) income of an equity method investee		50	28	(81)
Investment loss				(186)
Net income (loss)	$ 3,005	$ (2,202)	$ 3,005	$ 384	$ (10,398)

SCHEDULE 1 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)		$ (2,202)	$ 3,005	$ 384
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments		3,162	8,169	4,350
Unrealized loss on other investments, net of tax effects of nil, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively				(169)
Total comprehensive income		960	11,174	4,565
Parent Company [Member]
Net income (loss)	3,005	(2,202)	3,005	384	(10,398)
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	8,169	3,162		4,350
Unrealized loss on other investments, net of tax effects of nil, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively				(169)
Total comprehensive income	$ 11,174	$ 960		$ 4,565

SCHEDULE 1 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]
Tax effects of unrealized loss on other investment

SCHEDULE 1 STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance	$ 270,679	$ 278,206	$ 270,679	$ 273,311
Repurchase of ordinary shares		(4,166)	(6,251)	(9,019)
Repurchase of ordinary shares, shares		(14,812,056)	(16,594,848)	(24,212,718)
Share-based compensation		1,465	1,928	1,532
Exercise of share-based awards		2,303	671	316
Exercise of share-based awards, shares		1,635,252	479,196
Net income (loss)		(2,202)	3,005	384
Balance		278,760	278,206	270,679
Parent Company [Member]
Balance	270,705	278,227	270,705	273,311	289,136
Repurchase of ordinary shares		(4,166)	(6,251)	(9,019)	(10,130)
Share-based compensation		1,465	1,928	1,532	4,006
Exercise of share-based awards		2,303	671	316
Share of subsidiary's reserve		3,162	8,169	4,181	(244)
Net income (loss)	3,005	(2,202)	3,005	384	(10,398)
Balance		278,789	278,227	270,705	273,311
Ordinary shares [Member]
Balance	1	1	1	1
Balance, shares	427,705,308	413,985,636	427,705,308	450,563,676
Repurchase of ordinary shares
Repurchase of ordinary shares, shares		(14,812,056)	(16,594,848)	(24,212,718)
Share-based compensation
Exercise of share-based awards		9,811,512
Exercise of share-based awards, shares			2,875,176	1,354,350
Balance		1	1	1
Balance, shares		408,985,092	413,985,636	427,705,308
Ordinary shares [Member] | Parent Company [Member]
Balance	1	1	1	1
Balance, shares	427,705,308	413,985,636	427,705,308	450,563,676
Repurchase of ordinary shares
Repurchase of ordinary shares, shares		(14,812,056)	(16,594,848)	(24,212,718)
Share-based compensation
Exercise of share-based awards
Exercise of share-based awards, shares		9,811,512	2,875,176	1,354,350
Share of subsidiary's reserve
Net income (loss)
Balance		1	1	1
Balance, shares		408,985,092	413,985,636	427,705,308
Additional paid-in capital [Member]
Balance	24,252	20,600	24,252	31,423
Repurchase of ordinary shares		(4,166)	(6,251)	(9,019)
Share-based compensation		1,465	1,928	1,532
Exercise of share-based awards		2,303	671	316
Balance		20,202	20,600	24,252
Additional paid-in capital [Member] | Parent Company [Member]
Balance	24,252	20,600	24,252	31,423
Repurchase of ordinary shares		(4,166)	(6,251)	(9,019)
Share-based compensation		1,465	1,928	1,532
Exercise of share-based awards		2,303	671	316
Share of subsidiary's reserve
Net income (loss)
Balance		20,202	20,600	24,252
Accumulated other comprehensive income [Member]
Balance	24,420	32,589	24,420	20,239
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Balance		35,751	32,589	24,420
Accumulated other comprehensive income [Member] | Parent Company [Member]
Balance	24,420	32,589	24,420	20,239
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Share of subsidiary's reserve		3,162	8,169	4,181
Net income (loss)
Balance		35,751	32,589	24,420
Accumulated retained earnings [Member]
Balance	222,032	225,037	222,032	221,648
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Balance		222,835	225,037	222,032
Accumulated retained earnings [Member] | Parent Company [Member]
Balance	222,032	225,037	222,032	221,648
Repurchase of ordinary shares
Share-based compensation
Exercise of share-based awards
Share of subsidiary's reserve
Net income (loss)		(2,202)	3,005	384
Balance		$ 222,835	$ 225,037	$ 222,032

SCHEDULE 1 STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (2,202)	$ 3,005	$ 384
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,465	1,928	1,532
Share of net loss (income) of an equity method investee	(41)	1,113	781
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,549)	1,736	(1,326)
Accrued expenses and other current liabilities	(3,526)	(3,002)	(1,680)
Cash provided by operating activities	(3,296)	7,265	3,230
Investing activities:
Investment in an equity method investee	(1,500)	(9,676)	(5,606)
Increase in deposit paid for acquisition of intangible assets			(2,408)
Net cash used in investing activities	33,791	(26,658)	(51,685)
Financing activities:
Repurchase of ordinary shares	(4,152)	(6,251)	(9,019)
Proceeds from exercise of stock options	2,289	671	316
Cash used in financing activities	6,936	7,131	2,619
Net (decrease) increase in cash and cash equivalents	37,431	(12,262)	(45,836)
Cash and cash equivalents at the beginning of the year	33,207	42,872	87,706
Cash and cash equivalents at the end of the year	71,336	33,207	42,872
Parent Company [Member]
Operating activities:
Net income (loss)	(2,202)	3,005	384	(10,398)
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,465	1,928	1,532
Share of net income of subsidiaries	(1,080)	(6,786)	(4,058)
Share of net loss (income) of an equity method investee	(50)	(28)	81
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	30	(186)	88
Accrued expenses and other current liabilities	1,462	115	30
Amounts due to subsidiaries	3,440	15,489	16,516
Cash provided by operating activities	3,065	13,537	14,573
Investing activities:
Investment in an equity method investee		(7,076)	(4,405)
Increase in deposit paid for acquisition of intangible assets			(1,100)
Increase in amounts due from subsidiaries	(1,829)	(67)	(375)
Capital contribution in subsidiaries			(88)
Net cash used in investing activities	(1,829)	(7,143)	(5,968)
Financing activities:
Repurchase of ordinary shares	(4,152)	(6,251)	(9,019)
Proceeds from exercise of stock options	2,289	671	316
Cash used in financing activities	(1,863)	(5,580)	(8,703)
Net (decrease) increase in cash and cash equivalents	(627)	814	(98)
Cash and cash equivalents at the beginning of the year	1,882	1,068	1,166
Cash and cash equivalents at the end of the year	$ 1,255	$ 1,882	$ 1,068	$ 1,166

NOTES TO SCHEDULE 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
NOTES TO SCHEDULE 1 [Abstract]
Restricted capital and reserves	$ 124,141	$ 118,167